Filed with the U.S. Securities and Exchange Commission on July 28, 2016
1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	680	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	681	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 29, 2016 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 680 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended March 31, 2016 for six series of the Trust: Hodges Fund, Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, Hodges Small-Mid Cap Fund, Hodges Pure Contrarian Fund, and Hodges Blue Chip Equity Income Fund.

PROSPECTUS
July 29, 201 6

Hodges Fund
Retail Class Ticker HDPMX
Institutional Class Ticker HDPIX

Small Cap Fund
Retail Class Ticker HDPSX
Institutional Class Ticker HDSIX

Small Intrinsic Value Fund
Retail Class Ticker HDSVX

Small-Mid Cap Fund
Retail Class Ticker HDSMX

Pure Contrarian Fund
Retail Class Ticker HDPCX

Blue Chip Equity Income Fund
(formerly known as the “Blue Chip 25 Fund”)
Retail Class Ticker HDPBX

www.hodgesfunds.com

Hodges Capital – Managing Equity Funds Since 1992

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

HODGES FUND (Retail Class) HDPMX  (Institutional Class) HDPIX

Investment Objective

The Hodges Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.

Shareholder Fees (fees paid directly from your investment)
	Retail Class Shares	Institutional Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class Shares	Institutional Class Shares
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.15%
Total Annual Fund Operating Expenses	1.32%	1.00%

Example

This Example is intended to help you compare the costs of investing in the Hodges Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Hodges Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Hodges Fund
Retail Class Shares	$134	$418	$723	$1,590
Institutional Class Shares	$102	$318	$552	$1,225

Portfolio Turnover

The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund’s performance.  During the most recent fiscal year, the Hodges Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Summary Section	2	Hodges Fund

Table of Contents - Prospectus

Principal Investment Strategies

The Hodges Fund invests in common stocks of companies of any size market capitalization – small, medium or large.  The Hodges Fund’s portfolio managers invest in what could be described as growth and value companies.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices.  The Fund may also sell options and write “covered” put and call options.

The Hodges Fund may also invest in moderate growth stocks whose shares offer a consistent dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Hodges Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the Hodges Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Hodges Fund’s investment strategies and meet its investment objective.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

Summary Section	3	Hodges Fund

Table of Contents - Prospectus

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:   Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investing in securities of larger, more established companies. In addition, these securities may be less liquid than other securities.

Performance

The following performance information provides some indication of the risks of investing in the Hodges Fund.  The bar chart below illustrates how Retail Class shares of the Hodges Fund’s total returns have varied from year to year for the past 10 calendar years.  The table below illustrates how the Hodges Fund’s average annual total returns for the 1, 5 and 10-year periods compare with that of a broad-based securities index.  The Hodges Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Fund
Calendar Year Total Returns as of December 31
Retail Class

Summary Section	4	Hodges Fund

Table of Contents - Prospectus

The Hodges Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was 11.07%.

Highest Quarterly Return:	3Q, 2009	29.30%

Lowest Quarterly Return:	4Q, 2008	-32.21%

Average Annual Total Returns as of December 31, 201 5
Hodges Fund	1 Year	5 Year	10 Year
Retail Class Shares
Return Before Taxes	- 11.48%	8.46%	4.80%
Return After Taxes on Distributions	- 11.68%	8.40%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	-6.31%	6.68%	3.83%
Institutional Class Shares
Return Before Taxes	- 11.17%	8.75%	5.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hodges Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	1999
Eric Marshall, CFA	President	2015

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Summary Section	5	Hodges Fund

Table of Contents - Prospectus

Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
Hodges Fund	Retail Class:	$250	Retail Class:	$50
	Institutional Class:	$1,000,000	Institutional Class:	$50

Tax Information

The Hodges Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Hodges Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	6	Hodges Fund

Table of Contents - Prospectus

SUMMARY SECTION

HODGES SMALL CAP FUND (Retail Class) HDPSX (Institutional Class) HDSIX

Investment Objective

The Hodges Small Cap Fund (the “Small Cap Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)
	Retail Class Shares	Institutional Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase(Retail Class) and within 60 days of purchase (Institutional Class))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Retail Class Shares	Institutional Class Shares
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.19%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	0.98%

Example

This Example is intended to help you compare the costs of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund
Retail Class Shares	$132	$412	$713	$1,568
Institutional Class Shares	$100	$312	$542	$1,201

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance.  During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Summary Section	7	Hodges Small Cap Fund

Table of Contents - Prospectus

Principal Investment Strategies

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small capitalization (“small cap”) companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  As of the last reconstitution date, May 27, 2016, the market capitalization of companies in the Russell 2000® Index ranged from $133 million to $3.8 billion.  The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above-average growth prospects.  The remaining 20% of the Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange-traded funds (“ETFs”).  Although most of the Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.  Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Fund uses a “bottom-up” approach in investing.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Fund may also sell options purchased and write “covered” put and call options.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Cap Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Cap Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the Small Cap Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Summary Section	8	Hodges Small Cap Fund

Table of Contents - Prospectus

•	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The Small Cap Fund may seek to hedge investments or realize additional gains through short sales. Because the Small Cap Fund may short positions it does not own, potential losses to the Small Cap Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Cap Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Cap Fund shareholders.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Cap Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investing in securities of larger, more established companies. In addition, these securities may be less liquid than other securities.

Performance

The following performance information provides some indication of the risks of investing in the Small Cap Fund.  The bar chart below illustrates how Retail Class shares of the Small Cap Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Fund’s average annual total returns for 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Small Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Summary Section	9	Hodges Small Cap Fund

Table of Contents - Prospectus

Hodges Small Cap Fund
Calendar Year Total Returns as of December 31
Retail Class

The Small Cap Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was -1.13%.

Highest Quarterly Return:	3Q, 2009	29.98%

Lowest Quarterly Return:	4Q, 2008	-29.73%

Average Annual Total Returns as of December 31, 2015
Small Cap Fund	1 Year	5 Year	Since Inception (12/18/07)
Retail Class Shares
Return Before Taxes	-8.75%	12.15%	9.42%
Return After Taxes on Distributions	-8.83%	11.52%	8.99%
Return After Taxes on Distributions and Sale of Fund Shares	-4.89%	9.63%	7.59%
Institutional Class Shares
Return Before Taxes	-8.50%	12.51%	9.78%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	-4.41%	9.19%	6.71%

The Small Cap Fund commenced operations on December 18, 2007.  Institutional Class shares commenced operations on December 12, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Small Cap Fund’s Retail Class shares.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Summary Section	10	Hodges Small Cap Fund

Table of Contents - Prospectus

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2007)
Eric J. Marshall, CFA	President	Inception (2007)
Gary M. Bradshaw	Senior Vice President	Inception (2007)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Small Cap Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
Hodges Small Cap Fund	Retail Class:	$1,000	Retail Class:	$50
	Institutional Class:	$1,000,000	Institutional Class:	$50

Tax Information

The Small Cap Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Small Cap Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	11	Hodges Small Cap Fund

Table of Contents - Prospectus

SUMMARY SECTION

HODGES SMALL INTRINSIC VALUE FUND (Retail Class) HDSVX

Investment Objective

The Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Intrinsic Value Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.43%
Fee Waiver and/or Expense Reimbursement/Recoupment	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment(1)	1.31%

(1)	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the Small Intrinsic Value Fund to 1.29% (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 201 7 . The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Summary Section	12	Hodges Small Intrinsic Value Fund

Table of Contents - Prospectus

Example

This Example is intended to help you compare the costs of investing in the Small Intrinsic Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small Intrinsic Value Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small Intrinsic Value Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Intrinsic Value Fund
Retail Class Shares	$133	$441	$770	$1,703

Portfolio Turnover

The Small Intrinsic Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small Intrinsic Value Fund’s performance.   During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies.  The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Value Index.  As of the last reconstitution date, May 27, 2016, the market capitalization of companies in the Russell 2000® Value Index ranged from $133 million to $3.8 billion.  The Small Intrinsic Value Fund will invest in companies where the Advisor believes their market prices do not reflect their true values.  The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low valuation multiples, or the potential for a turnaround in underlying revenue, earnings and/or cash flow.

Up to 20% of the Small Intrinsic Value Fund’s net assets may be invested in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including exchange traded funds (“ETFs”).  Although most of the Small Intrinsic Value Fund’s securities will be domestic, the Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, and in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) consistent with the Fund’s investment objective.

From time to time, the Small Intrinsic Value Fund may engage in short-sale transactions with respect to up to 25% of its net assets. The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Small Intrinsic Value Fund may also sell options purchased and write “covered” put and call options.  The Small Intrinsic Value Fund is permitted to invest up to 10% of its net assets in securities futures and options.

Summary Section	13	Hodges Small Intrinsic Value Fund

Table of Contents - Prospectus

The Small Intrinsic Value Fund uses a “bottom-up” approach in investing.  The Fund invests in deep value situations that may sometimes require a longer time horizon.  The Fund will typically seek to invest in companies that have a high amount of intrinsic asset value, low price to book ratios, above average dividend yields, low PE multiples, or the potential for a turnaround in the underlying fundamentals.

The Advisor will consider selling a security in the Small Intrinsic Value Fund’s portfolio, if the Advisor believes that security is no longer trading below its fair value or has reached its growth potential.  In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Note:  Because there are practical limits to the amount of small cap assets that can be effectively managed, the Small Intrinsic Value Fund will close to new investors when it reaches an asset size as determined by the Advisor to be too large to sustain additional assets.  Shareholders will be provided 30 days’ written notice upon such conditions.  If the Small Intrinsic Value Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the Small Intrinsic Value Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Small Intrinsic Value Fund’s investment strategies and meet its investment objective.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The Small Intrinsic Value Fund may seek to hedge investments or realize additional gains through short sales. Because the Fund may short positions it does not own, potential losses to the Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Small Intrinsic Value Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Small Intrinsic Value Fund shareholders.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Although investments in ADRs, EDRs and GDRS may limit the Fund’s exposure to currency risk, it will not limit exposure to other foreign or emerging markets risk.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Small Intrinsic Value Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

Summary Section	14	Hodges Small Intrinsic Value Fund

Table of Contents - Prospectus

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investing in securities of larger, more established companies. In addition, these securities may be less liquid than other securities.

Performance

The following performance information provides some indication of the risks of investing in the Small Intrinsic Value Fund.  The bar chart below illustrates how Retail Class shares of the Small Intrinsic Value Fund’s total returns have varied from year to year.  The table below illustrates how the Small Intrinsic Value Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The Small Intrinsic Value Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small Intrinsic Value Fund
Calendar Year Total Returns as of December 31
Retail Class

The Small Intrinsic Value Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was -2.00%.

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Highest Quarterly Return:	Q1 2015	11.20%

Lowest Quarterly Return:	Q3 2015	-11.10%

Average Annual Total Returns as of December 31, 201 5
Small Intrinsic Value Fund	1 Year	Since Inception (12/26/13)
Retail Class Shares
Return Before Taxes	-0.83%	5.21%
Return After Taxes on Distributions	-1.08%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.38%	3.95%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.47%	-1.74%

The Small Intrinsic Value Fund commenced operations on December 26, 2013.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Eric J. Marshall, CFA	President	Inception (2013)
Chris R. Terry, CFA	Vice President	Inception (2013)
Derek R. Maupin	Vice President	Inception (2013)
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2013)
Gary M. Bradshaw	Senior Vice President	Inception (2013)

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares on any business day by written request via mail (The Hodges Small Intrinsic Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Summary Section	16	Hodges Small Intrinsic Value Fund

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Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
Small Intrinsic Value Fund	Retail Class:	$1,000	Retail Class:	$50

Tax Information

The Small Intrinsic Value Fund intends to make distributions that are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Small Intrinsic Value Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	17	Hodges Small Intrinsic Value Fund

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SUMMARY SECTION

HODGES SMALL-MID CAP FUND (Retail Class) HDSMX

Investment Objective

The Hodges Small-Mid Cap Fund (the “SMID Fund”) seeks long-term capital appreciation through investments in the common stock of small and mid-capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the SMID Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase(Retail Class)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and/or Expense Reimbursement/Recoupment	-0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment(1)	1.41%

(1)	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the SMID Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for shares of the SMID Fund to 1.40% (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 201 7 . The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Summary Section	18	Hodges Small Mid-Cap Fund

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Example

This Example is intended to help you compare the costs of investing in the SMID Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the SMID Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
SMID Fund
Retail Class Shares	$144	$526	$934	$2,074

Portfolio Turnover

The SMID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the SMID Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of the portfolio.

Principal Investment Strategies

The SMID Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-sized (“small-mid”) capitalization companies.  The SMID Fund defines small-mid capitalization companies as those whose market capitalizations, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500® Index.  As of the last reconstitution date, May 27, 2016, the market capitalization of companies in the Russell 2500® Index ranged from $133 million to $9.8 billion.  The Fund is not required to sell equity securities whose market values appreciate beyond the upper end of this range after purchase.

The SMID Fund primarily chooses investments that the Advisor believes are likely to have above-average growth or holds unrecognized relative value that can result in the potential for above-average capital appreciation.  The SMID Fund may invest up to 25% of its net assets in equity securities of foreign issuers, including those in emerging markets, which are U.S. dollar denominated and trade on a domestic national securities exchange including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts, consistent with the Fund’s investment objective.  In addition, the SMID Fund may invest in U.S. government securities and money market funds.

From time to time, the SMID Fund may engage in short-sale transactions with respect to up to 25% of its net assets.  The SMID Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The SMID Fund may also sell options purchased and write “covered” put and call options.  The SMID Fund is permitted to invest up to 10% of its net assets in securities futures and options.

The Advisor will use a “bottom-up” approach in selecting securities for the Fund’s portfolio.  The SMID Fund is permitted to invest up to 20% of its net assets in microcap and large cap securities.

The Advisor will consider selling a security in the SMID Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the SMID Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security. The Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

Summary Section	19	Hodges Small Mid-Cap Fund

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Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the SMID Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the SMID Fund to be more volatile than a fund that invests exclusively in large-capitalization companies.

•	Management Risk: The Advisor may fail to implement the SMID Fund’s investment strategies and meet its investment objective.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Although investments in ADRs, EDRs and GDRS may limit the Fund’s exposure to currency risk, it will not limit exposure to other foreign or emerging markets risk.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The SMID Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The SMID Fund may seek to hedge investments or realize additional gains through short sales. Because the SMID Fund may short positions it does not own, potential losses to the SMID Fund are unlimited.

Summary Section	20	Hodges Small Mid-Cap Fund

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•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the SMID Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for SMID Fund shareholders.

Performance

The following performance information provides some indication of the risks of investing in the SMID Fund.  The bar chart below illustrates how Retail Class shares of the SMID Fund’s total returns have varied from year to year.  The table below illustrates how the SMID Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The SMID Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Small-Mid Cap Fund
Calendar Year Total Returns as of December 31
Retail Class

The SMID Fund’s year-to-date return for Retail Class shares as of the most recent calendar quarter ended June 30, 2016 was 0.19%.

Highest Quarterly Return:	Q1 2015	8.29%

Lowest Quarterly Return:	Q3 2015	-9.04%

Average Annual Total Returns as of December 31, 2015
SMID Fund	1 Year	Since Inception (12/26/13)
Retail Class Shares
Return Before Taxes	-0.20%	2.93%
Return After Taxes on Distributions	-0.72%	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	0.33%	2.25%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	-2.90%	2.14%

The SMID Fund commenced operations on December 26, 2013.

Summary Section	21	Hodges Small Mid-Cap Fund

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After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2013)
Eric J. Marshall, CFA	President	Inception (2013)
Gary M. Bradshaw	Senior Vice President	Inception (2013)

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares on any business day by written request via mail (The Hodges Small-Mid Cap Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
SMID Fund	Retail Class:	$1,000	Retail Class:	$50

Tax Information

The SMID Fund intends to make distributions that are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the SMID Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	22	Hodges Small Mid-Cap Fund

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SUMMARY SECTION

HODGES PURE CONTRARIAN FUND (Retail Class) HDPCX

Investment Objective

The Hodges Pure Contrarian Fund (the “Pure Contrarian Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Pure Contrarian Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.37%
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses	2.48%
Fee Waiver and/or Expense Reimbursement/Recoupment	-1.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment(1)	1.41%

(1)	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Pure Contrarian Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Pure Contrarian Fund to 1.40% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 201 7 . The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Summary Section	23	Hodges Pure Contrarian Fund

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Example

This Example is intended to help you compare the costs of investing in the Pure Contrarian Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Pure Contrarian Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Pure Contrarian Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pure Contrarian Fund
Retail Class Shares	$144	$670	$1,224	$2,735

Portfolio Turnover

The Pure Contrarian Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Pure Contrarian Fund’s performance.  During the most recent fiscal year, the Pure Contrarian Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).  Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor.  The Pure Contrarian Fund will invest without regard to a company’s market capitalization size.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  In addition, the Fund may invest in U.S. government securities and money market funds.  While the Pure Contrarian Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in foreign equity, which includes investments in emerging markets.  Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Fund may also engage in short selling and may sell options and write “covered” put and call options.

The Advisor will consider selling a security in the Pure Contrarian Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential.  The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events.  Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  Given the long-term nature of the Pure Contrarian Fund’s contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

Summary Section	24	Hodges Pure Contrarian Fund

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Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the Pure Contrarian Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Pure Contrarian Fund’s investment strategies and meet its investment objective.

•	Short Sales Risk: Short sale strategies can be riskier than “long” investment strategies. The Pure Contrarian Fund may seek to hedge investments or realize additional gains through short sales. Because the Pure Contrarian Fund may short positions it does not own, potential losses to the Pure Contrarian Fund are unlimited.

•	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Pure Contrarian Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Pure Contrarian Fund shareholders.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk: Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Pure Contrarian Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

Summary Section	25	Hodges Pure Contrarian Fund

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•
Smaller Company Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investing in securities of larger, more established companies. In addition, these securities may be less liquid than other securities.

•	Non-Diversification Risk: The Pure Contrarian Fund is non-diversified which means an increase or decrease in the value of a single security may have a greater impact on the Pure Contrarian Fund’s total return than would happen to a diversified fund.

•	Risks of Companies in “Special Situations:” The Pure Contrarian Fund’s investments in companies experiencing significant business problems could have a negative result in the Fund’s performance if the company does not realize the anticipated favorable prospects.

Performance

The following performance information provides some indication of the risks of investing in the Pure Contrarian Fund.  The bar chart below illustrates how shares of the Pure Contrarian Fund’s total returns have varied from year to year.  The table below illustrates how the Pure Contrarian Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Pure Contrarian Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.

Hodges Pure Contrarian Fund
Calendar Year Total Returns as of December 31
Retail Class

The Pure Contrarian Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2016 was 29.85%.

Highest Quarterly Return:	4Q, 2010	19.00%

Lowest Quarterly Return:	3Q, 2011	-24.41%

Summary Section	26	Hodges Pure Contrarian Fund

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Average Annual Total Returns as of December 31, 201 5
Pure Contrarian Fund	1 Year	5 Year	Since Inception (9/10/2009)
Retail Class Shares
Return Before Taxes	-36.93%	-3.55%	2.34%
Return After Taxes on Distributions	-37.44%	-5.22%	0.91%
Return After Taxes on Distributions and Sale of Fund Shares	-20.51%	-2.45%	2.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	13.60%

The Pure Contrarian Fund commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2009)
Eric J. Marshall, CFA	President	Inception (2009)
Gary M. Bradshaw	Senior Vice President	Inception (2009)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Pure Contrarian Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
Pure Contrarian Fund	Retail Class:	$1,000	Retail Class:	$50

Summary Section	27	Hodges Pure Contrarian Fund

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Tax Information

The Pure Contrarian Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Pure Contrarian Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	28	Hodges Pure Contrarian Fund

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SUMMARY SECTION

HODGES BLUE CHIP EQUITY INCOME FUND (Retail Class) HDPBX

Investment Objective

The Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”) seeks income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Blue Chip Equity Income Fund.

Shareholder Fees (fees paid directly from your investment)
Retail Class Shares
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Retail Class Shares
Management Fees	0.65%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.83%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and/or Expense Reimbursement/Recoupment	-0.43%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment(1)	1.30%

(1)	Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Blue Chip Equity Income Fund to 1.30% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until July 31, 2017. The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Summary Section	29	Hodges Blue Chip Equity Income Fund

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Example

This Example is intended to help you compare the costs of investing in the Blue Chip Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Blue Chip Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Blue Chip Equity Income Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Blue Chip Equity Income Fund
Retail Class Shares	$132	$503	$898	$2,005

Portfolio Turnover

The Blue Chip Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Blue Chip Equity Income Fund’s performance.  During the most recent fiscal year, the Blue Chip Equity Income Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities.  The Fund invests primarily in the stocks of large capitalization companies. The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  As of June 30, 2016, the market capitalization of companies in the S&P 500® Index ranged from $2.3 billion to $523.6 billion.  The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research, and means that the Advisor looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.  While the Blue Chip Equity Income Fund invests primarily in securities that are traded in the United States, it may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.  The Blue Chip Equity Income Fund may invest up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities, convertible and non-convertible debt securities, U.S. government securities and in money market funds. The Fund also may purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Blue Chip Equity Income Fund may also engage in short selling and may sell options purchased and write “covered” put and call options.  The Fund expects to issue dividends from net investment income, if any, on a quarterly basis.  An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

Summary Section	30	Hodges Blue Chip Equity Income Fund

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The Advisor will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Risks

There is a risk that you could lose all or a portion of your investment in the Blue Chip Equity Income Fund.  The following principal risks can affect the value of your investment:

•
General Market Risk:  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

•
Equity Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Management Risk: The Advisor may fail to implement the Blue Chip Equity Income Fund’s investment strategies and meet its investment objective.

•
Short Sales Risk:  Short sale strategies can be riskier than “long” investment strategies.  The Blue Chip Equity Income Fund may seek to hedge investments or realize additional gains through short sales.  Because the Blue Chip Equity Income Fund may short positions it does not own, potential losses to the Blue Chip Equity Income Fund are unlimited.

•	Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Blue Chip Equity Income Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•	Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Debt Security Risk:  Debt securities are subject to the risk that they will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on debt securities from the resulting rate increases for that and other reasons could be swift and significant.

Summary Section	31	Hodges Blue Chip Equity Income Fund

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•	Convertible Security Risk: As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Performance

The following performance information provides some indication of the risks of investing in the Blue Chip Equity Income Fund.  The bar chart below illustrates how shares of the Blue Chip Equity Income Fund’s total returns have varied from year to year.  The table below illustrates how the Blue Chip Equity Income Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Blue Chip Equity Income Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.hodgesfunds.com.  Note that the Fund changed its investment strategy to mandate an 80% investment in large capitalization income producing equity securities, effective March 28, 2016.  Prior thereto, the Fund’s strategy did not mandate that level of investment in large capitalization income producing securities, and the Fund’s portfolio did not always maintain that level of investment in large capitalization income producing securities.  The performance shown below was achieved under the Fund’s former investment strategy.

Hodges Blue Chip Equity Income Fund
Calendar Year Total Returns as of December 31
Retail Class

The Blue Chip Equity Income Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2016 was 0.25%.

Highest Quarterly Return:	4Q, 2013	12.30%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Summary Section	32	Hodges Blue Chip Equity Income Fund

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Average Annual Total Returns as of December 31, 201 5
Blue Chip Equity Income Fund	1 Year	5 Year	Since Inception (9/10/2009)
Retail Class Shares
Return Before Taxes	4.55%	11.56%	11.07%
Return After Taxes on Distributions	2.75%	10.17%	9.88%
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	9.11%	8.84%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	13.68%

The Blue Chip Equity Income Fund (formerly known as the Blue Chip 25 Fund) commenced operations on September 10, 2009.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor

Hodges Capital Management, Inc.

Portfolio Managers

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2009)
Eric J. Marshall, CFA	President	Inception (2009)
Gary M. Bradshaw	Senior Vice President	Inception (2009)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (The Hodges Blue Chip Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-811-0224, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

Fund	Minimum Initial Investment for All Account Types		Subsequent Minimum Investment for All Account Types
Blue Chip Equity Income Fund	Retail Class:	$1,000	Retail Class:	$50

Summary Section	33	Hodges Blue Chip Equity Income Fund

Table of Contents - Prospectus

Tax Information

The Blue Chip Equity Income Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Blue Chip Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	34	Hodges Blue Chip Equity Income Fund

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Each Fund’s investment objective described in the respective Summary Sections is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.  There is no assurance that each Fund will achieve its investment objectives.

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PRINCIPAL INVESTMENT STRATEGIES

Changes in Policies.  The Small Cap Fund, the Small Intrinsic Value Fund, the SMID Fund and the Blue Chip Equity Income Fund will not change their investment policies of investing at least 80% of their net assets in companies suggested by the Funds’ names without first changing the respective Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Temporary or Cash Investments.  Under normal market conditions, each Fund will invest according to its principal investment strategies described above.  However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposits, bankers’ acceptances, time deposits, commercial paper, short-term notes or money market instruments in response to adverse market, economic or political conditions.  As a result, a Fund may not achieve its investment objective to the extent that it makes such “defensive” investments.  In the event that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Short Sales.  The Funds may engage in short sale transactions where a Fund sells securities it does not own in anticipation of a decline in the value of securities.  In a short sale transaction, a Fund makes delivery of a security that is “borrowed” from a broker.  A Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement.  The Funds may not engage in short sale transactions if, after effect is given to any given short sale, the total market value of all securities “sold short” exceeds 25% of the value of a Fund’s net assets.

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PRINCIPAL INVESTMENT STRATEGIES

Hodges Fund (HDPMX and HDPIX)

The Hodges Fund invests in common stocks of companies of any size market capitalization- small, medium or large.  It will own large, well-established growth companies, as well as, smaller emerging growth companies.  The Hodges Fund’s portfolio managers may invest in growth or value companies.  In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

     Although not a primary investment strategy, the Hodges Fund may engage in short-sale transactions with respect to 25% of its net assets.  The Hodges Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices.  The Hodges Fund may also sell options and write “covered” put and call options.

The Hodges Fund may also invest in moderate growth stocks whose shares offer consistent dividend yields and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including ADRs.

The Advisor’s investments are typically directed to three main sectors: (a) core-growth type companies, many of which are household names, providing a foundation for long-term growth; (b) momentum-growth holdings, which are companies and industries representing unusual market interest and appreciation potential; and (c) value or contrarian companies that are currently out-of-favor or undiscovered, but that the Advisor believes will be recovering or discovered.

The Advisor seeks to buy securities of companies that, in its opinion, are undervalued, reasonably priced and have the potential for continued consistent growth.  The Advisor uses fundamental analysis of financial statements to select stocks of issuers that may have strong balance sheets, experienced management, above-average earnings growth potential and stocks that are attractively priced relative to their fundamental economic values.

The Advisor also may purchase securities of companies in particular market segments that are currently out-of-favor if, in the Advisor’s opinion, such securities have potential for recovery.  This is often referred to as a “contrarian” approach to investing.

While economic forecasting and industry sector analysis play a part in the research effort, the Advisor’s stock selection process begins with an individual company.  This is often referred to as a bottom-up approach to investing.  From a group of companies that meet the Advisor’s standards, the Advisor selects the securities of those companies that it believes have the potential for above average growth of earnings over an extended period of time.  Under normal market conditions the Hodges Fund will typically invest in both growth and value stocks that are identified as having attractive upside potential relative to their underlying risk.

The Advisor will consider selling a security in the Hodges Fund’s portfolio if that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Hodges Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.  The Hodges Fund’s portfolio turnover could exceed 100% in a given year.  A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

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PRINCIPAL INVESTMENT STRATEGIES

Small Cap Fund (HDPSX and HDSIX)

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small cap companies.  The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index.  Companies whose capitalization rise above this level after purchase continue to be considered small cap companies for purposes of the 80% policy.  New purchases of companies that once met the small cap definition and have since risen above that definition are not considered small cap companies for purposes of the 80% policy.  The Small Cap Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Fund also may sell options purchased and write “covered” put and call options.

The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above average growth prospects.  The Small Cap Fund’s investment style is flexible and the Small Cap Fund is not limited to investing in only value or growth stocks.

The Advisor selects investments using a “bottom-up” approach, which involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors and pricing power, as well as track record and management characteristics.  The Advisor seeks to identify those companies who exhibit some or all of the following characteristics:

• Consistent high levels of profitability;
• Prospects for rapid growth of earnings per share;
• Strong balance sheets;
• Competitive advantages; and
• Quality management teams that are aligned with shareholder interests.

The Small Cap Fund may also invest up to 20% of its net assets in the stocks of micro, mid and/or large capitalization companies, U.S. government securities and other investment companies, including ETFs.  Although most of the Small Cap Fund’s securities will be domestic, it may also invest up to 25% of its net assets in the equity securities of foreign issuers, including those in emerging markets, and in ADRs, EDRs and GDRs consistent with the Small Cap Fund’s investment objective.  ADRs, EDRs and GDRs are stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange.

The Advisor considers selling a security in the Small Cap Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the Small Cap Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Small Cap Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.

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PRINCIPAL INVESTMENT STRATEGIES

Small Intrinsic Value Fund (HDSVX)

The Small Intrinsic Value Fund employs a value strategy and invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common and preferred stocks of small capitalization (“small cap”) companies. The Small Intrinsic Value Fund will invest in companies where the Advisor believes their market prices do not reflect their true values.  The Small Intrinsic Value Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies listed in the Russell 2000® Value Index.  Companies whose capitalization rise above this level after purchase continue to be considered small cap companies for purposes of the 80% policy.  New purchases of companies that once met the small cap definition and have since risen above that definition are not considered small cap companies for purposes of the 80% policy.

The Small Intrinsic Value Fund’s investment style is to invest in companies who stock prices appear to be undervalued.

The Advisor selects investments using a “bottom-up” approach, which involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors and pricing power, as well as track record and management characteristics.  The Small Intrinsic Value Fund invests in deep value situations that may sometimes require a longer time horizon.  The Advisor seeks to identify those companies who exhibit some or all of the following characteristics:

•	High amount of intrinsic asset value;
•	Low price to book ratios;
•	Above average dividend yields;
•	Low price-to-earnings multiples; or
•	The potential for a turnaround in the underlying fundamentals.

The Small Intrinsic Value Fund may also invest up to 20% of its net assets in the stocks of micro, mid and large capitalization companies, U.S. government securities and other investment companies, including ETFs.  Although most of the Small Intrinsic Value Fund’s securities will be domestic, it may also invest up to 25% of its net assets in the equity securities of foreign issuers, including those in emerging markets, and in ADRs, EDRs and GDRs consistent with the Fund’s investment objective.  ADRs, EDRs and GDRs are stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange.

The Small Intrinsic Value Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  From time to time, the Small Intrinsic Value Fund also may sell options purchased and write “covered” put and call options.  The Small Intrinsic Value Fund may invest up to 10% of its net assets in securities futures and options.

The Advisor will consider selling a security in the Small Intrinsic Value Fund’s portfolio if the Advisor believes that security is no longer trading below its fair value or has reached its growth potential.  In addition, in an attempt to increase the Small Intrinsic Value Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The Small Intrinsic Value Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover could result in the realization and distribution of capital gains, as well as higher transaction costs.

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PRINCIPAL INVESTMENT STRATEGIES

Small-Mid Cap Fund (HDSMX)

The SMID Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The SMID Fund defines small-mid capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies listed in the Russell 2500® Index.  Companies whose capitalization rise above this level after purchase continue to be considered small or mid cap companies for purposes of the 80% policy.

The Advisor seeks to buy securities of companies that it believes are undervalued, under-followed and/or offer above average growth prospects.  The SMID Fund’s investment style is flexible, and the Fund is not limited to investing in only value or growth stocks.

The Advisor selects investments using a “bottom-up” approach, which involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors and pricing power, as well as track record and management characteristics.  The Advisor seeks to identify those companies who exhibit some or all of the following characteristics:

• Consistent high levels of profitability;
• Prospects for rapid growth of earnings per share;
• Strong balance sheets;
• Competitive advantages; and
• Quality management teams that are aligned with shareholder interests.

The SMID Fund may also invest up to 20% of its net assets in the stocks of micro, mid and large capitalization companies, U.S. government securities and other investment companies, including ETFs.  Although most of the SMID Fund’s securities will be domestic, it may also invest up to 25% of its net assets in the equity securities of foreign issuers, including those in emerging markets, including ADRs, EDRs and GDRs which are U.S. dollar denominated and trade on a domestic national securities exchange.

     The SMID Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  From time to time, the SMID Fund also may sell options purchased and write “covered” put and call options.  The SMID Fund may invest up to 10% of its net assets in securities futures and options.

The Advisor will consider selling a security in the SMID Fund’s portfolio if the Advisor believes that security has become overvalued or has reached its growth potential.  In addition, in an attempt to increase the SMID Fund’s tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular security.  The SMID Fund’s portfolio turnover could exceed 100% in a given year.  .A high turnover could result in the realization and distribution of capital gains, as well as higher transaction costs.

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PRINCIPAL INVESTMENT STRATEGIES

Pure Contrarian Fund (HDPCX)

The Advisor’s investment approach regarding the Pure Contrarian Fund is to make strategic long-term, and to a lesser extent, tactical short-term investments in stocks that appear undervalued and/or offer above average risk/reward characteristics.  The Pure Contrarian Fund’s investment strategy typically seeks attractively valued companies on the basis of their long-term prospects for improving cash flow, earnings and positive returns on invested capital.  This strategy targets common stocks of any market capitalization and may often include “special situation” companies that are experiencing management changes and/or are currently out of favor.  The Pure Contrarian Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  The Pure Contrarian Fund also may sell options purchased and write “covered” put and call options.

Under normal market conditions, the Pure Contrarian Fund invests primarily in common stocks of companies with an attractive price and free cash flow (the relationship between the price of a company’s stock and that company’s available cash from operations, minus capital expenditures).  Due to the nature of investing in out-of-favor stocks, the Pure Contrarian Fund’s investment approach typically has a long-term time horizon.  The primary benchmark for the Pure Contrarian Fund is the S&P 500® Index.  Although not a principal investment strategy, the Pure Contrarian Fund may also invest up to 25% of its net assets in foreign equity, which include investments in emerging markets.  Such investments in foreign securities may include direct investments and those of securities which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs.  In addition, the Pure Contrarian Fund may invest in U.S. government securities and money market funds.

The Pure Contrarian Fund is a non-diversified fund, which may result in the portfolio being strategically focused in certain issuers or sectors.  Although the Pure Contrarian Fund may ordinarily satisfy the requirements to be a diversified fund and operate as diversified, the classification as a non-diversified fund gives the portfolio managers greater flexibility to hold larger positions in a smaller number of stocks if such action is deemed prudent.  The Pure Contrarian Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.

The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research.  Investments will largely focus on stocks that have depressed share prices that may have resulted from a variety of company specific issues or challenges associated with broader economic conditions.  These situations may include companies that are undergoing management changes, business model transitions, capital restructuring and/or are engaged in industries that appear near the trough of their business cycles.  Such an approach involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors, pricing power as well as the track record and character of management.  Companies that the Advisor seeks to identify using its fundamental research process are most likely to exhibit the following characteristics:

•	The prospect for improving earnings and cash flow and/or unrecognized intrinsic assets;
•	The potential for debt reduction or improving balance sheets;
•	Currently executing a sound turnaround strategy;
•	Participate in cyclical industries that may improve; and
•	Quality management teams that are aligned with shareholder interests.

The Advisor will consider selling a security in the Pure Contrarian Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its appreciation potential.  The Advisor may also sell a security if the basic thesis supporting the contrarian view on an investment materially changes due to unforeseen events.  Such evaluation involves measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  Given the long-term nature of the Pure Contrarian Fund’s contrarian strategy, the portfolio turnover is likely to be less than 100% in a given year under normal market conditions.

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PRINCIPAL INVESTMENT STRATEGIES

Blue Chip Equity Income Fund (HDPBX)

The Advisor’s investment approach regarding the Blue Chip Equity Income Fund is to make strategic long-term investments in the common stocks of U.S. companies with large capitalizations as well as income producing equity securities.  The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Blue Chip Equity Income Fund’s primary investment strategy targets a flexible approach of both value and growth stocks that have above average investment merits as well as preferred and common stocks and various types of convertible debt securities that generate income.  The Blue Chip Equity Income Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.  Although not a primary investment strategy, the Blue Chip Equity Income Fund also may engage in short selling and sell options purchased and write “covered” put and call options.

Under normal market conditions, the Blue Chip Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities.  The Blue Chip Equity Income Fund invests primarily in the stocks of large capitalization companies.  The Blue Chip Equity Income Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Blue Chip Equity Income Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.  Equity securities include common stocks, preferred stocks and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.  In addition, the Fund may invest in U.S. government securities and money market funds.

The Blue Chip Equity Income Fund pursues a buy and hold strategy.  The Blue Chip Equity Income Fund expects to issue dividends from net investment income, if any, on a quarterly basis.  An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.

Although not a principal investment strategy, the Blue Chip Equity Income Fund may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange, including ADRs, EDRs and GDRs, and up to 20% of its net assets in investment-grade debt securities, debt obligations of governments and their agencies and other similar securities.

The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research.  Such an approach involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors, pricing power as well as the track record and character of management.  Companies that the Advisor seeks to identify using its fundamental research process are most likely to exhibit the following characteristics:

•	Consistent high levels of profitability;
•	Ability to pay dividends and/or positive dividend coverage ratio;
•	The prospect for dividend growth;
•	The prospect for rapidly growing earnings per share;
•	Strong balance sheets;
•	Competitive advantages;
•	Profit visibility; and
•	Quality management teams that are aligned with shareholder interests.

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The Advisor will consider selling a security in the Blue Chip Equity Income Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential.  Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk.  The Advisor will also take tax considerations into account when making a sell decision.  While the Blue Chip Equity Income Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Blue Chip Equity Income Fund’s portfolio turnover may vary depending on market conditions in any given year.

Principal Investment Strategies	43

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

General Market Risk (All Funds).  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Equity Risk (All Funds).  Since each Fund purchases equity securities, they are subject to equity risk.  This is the risk that stock prices will fall over short or extended periods of time.  Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles.  Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Management Risk (All Funds).  Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Short Sales Risk (All Funds).  Short sale strategies are riskier than “long” investment strategies.  Short selling may harm a Fund’s investment performance if the Fund is required to close out a short position earlier than it had intended.  This would occur if the lender required a Fund to deliver the securities it borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.  Furthermore, until a Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  In addition, a Fund will incur certain transaction fees associated with short selling.  Short sale strategies are often characterized as a form of leveraging or as speculative.  A Fund will incur a loss as a result of a short sale if the market range of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security.  A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.  There is no assurance that these strategies will protect against losses or perform better than non-speculative strategies.  Each Fund uses short sales to protect against losses due to general movements in market prices; however, no assurance can be given that such strategies will be successful or that consistent absolute returns will be achieved.

Portfolio Turnover Risk (All Funds, except for the Blue Chip Equity Income Fund).  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  Each Fund may have a portfolio turnover rate in excess of 100%.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Foreign Securities Risk (All Funds).  Foreign investments, including ADRs and similar investments, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  Based on the principal investment strategies of the Funds, it is not expected that the Funds will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can, and often do, perform differently from U.S. markets.

Investment Style Risk (All Funds).  Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  A Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

Large Company Risk (All Funds, except for the Small Cap Fund, Small Intrinsic Value Fund and SMID Fund).  Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Futures and Options (Derivatives) Risk (All Funds).  Each Fund may invest up to 10% of its net assets in futures and options.  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.  Each Fund may employ these techniques speculatively to enhance returns and not merely as hedging tools.  The use of derivatives requires an understanding not only of the underlying instruments, but the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and a Fund’s assets being hedged, the potential illiquidity of the markets for derivative instruments, lack of availability due to new and developing markets, the risk that the counterparty to an over-the-counter (“OTC”) contract will fail to perform its obligations, or the risks arising from margin requirements and factors associated with such transactions.

Small and Mid-Sized Company Risk (SMID Fund).  Small and mid-sized cap stocks have historically been subject to greater investment risk than large cap stocks.  The prices of small to mid‑sized company stocks tend to be more volatile and less liquid than large cap stocks.  Small and mid‑sized companies may have no or relatively short operating histories, or be newly formed public companies.  Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

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PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Smaller Company Risk (All Funds, except for the SMID Fund and Blue Chip Equity Income Fund).  Investments in smaller companies may be speculative, more volatile and involve greater risk than customarily is associated with larger companies.  Many small companies are more vulnerable than larger companies to adverse business or economic developments.  They may have limited product lines, markets or financial resources.  New and improved products or methods of development may have a substantial impact on the earnings and revenues of such companies.  Any such positive or negative developments could have a corresponding positive or negative impact on the value of their shares.

Small company shares, which usually trade on the over-the-counter market, may have few market makers, wider spreads between their quoted bid and asked prices and lower trading volumes.  This may result in comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on the major stock exchanges or than the market averages in general.  In addition, the Funds and other client accounts of the Advisor together may hold a significant percentage of a company’s outstanding shares.  When making larger sales, a Fund might have to sell assets at discounts from quoted prices or may have to make a series of small sales over an extended period of time.  For these reasons, a Fund’s NAV may be volatile.

Debt Security Risk ( Blue Chip Equity Income Fund).  The prices of debt securities generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a debt security, the more a change in interest rates affects the security’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on debt securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.  The price volatility of a debt security also depends on its maturity.  Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.  To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.  Debt securities are subject to credit risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due.  Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Convertible Security Risk ( Blue Chip Equity Income Fund).  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because its value can be influenced by both interest rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

Non-Diversification Risk (Pure Contrarian Fund).  The Pure Contrarian Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a particular issuer or industry compared with diversified mutual funds.  The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.

Risks of Companies in “Special Situations” (Pure Contrarian Fund).  The Pure Contrarian Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.  For example, a special situation or turnaround may arise when, in the opinion of the Fund’s portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer.  Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow.  For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio.  Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends.  Special situations may also result from: (1) significant changes in industry structure through regulatory developments or shifts in competition; (2) a new or improved product, service, operation, or technological advance; (3) changes in senior management or other extraordinary corporate event; (4) differences in market supply of and demand for the security; or (5) significant changes in cost structure.  The Fund’s performance could suffer from the Funds’ investments in “special situations.”

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Emerging Markets Risk (Small Cap Fund, Small Intrinsic Value Fund, SMID Fund and Pure Contrarian Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Principal Risks of Investing in the Funds	47

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PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.hodgesfunds.com.

Portfolio Holdings Information	48

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MANAGEMENT OF THE FUNDS

Investment Advisor

Each Fund has entered into a separate investment advisory agreement (the “Advisory Agreements”) with Hodges Capital Management, Inc., 2905 Maple Avenue, Dallas, Texas 75201, under which the Advisor manages each Fund’s investments and business affairs subject to the supervision of the Board.  The Advisor has been providing investment advisory services since 1990.  The Advisor buys and sells securities for the Funds.  The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of June 30, 2016, the Advisor had over $2 billion in assets under management. Under the Advisory Agreements, the Advisor is entitled to receive a monthly management fee for its investment advisory services as shown in the table below.  The fee is calculated daily and payable monthly as a percentage of each Fund’s average daily net assets.  As further described below, each Fund, except for the Hodges Fund, is subject to an Expense Cap.  For the fiscal year ended March 31, 2016, the Advisor was effectively paid, net of any waivers, the amounts shown in the table below:

Fund	Management Fee	Management Fee Paid After Fee Waiver and/or Expense Reimbursement/Recoupment
Hodges Fund	0.85%	0.85%
Small Cap Fund	0.85%	0.85%
Small Intrinsic Value Fund	0.85%	0.73%
Small-Mid Cap Fund	0.85%	0.47%
Pure Contrarian Fund	0.85%	0.00%
Blue Chip Equity Income Fund	0.65%	0.22%

The Advisor typically executes a substantial portion of each Fund’s securities transactions through First Dallas Securities, Inc. (“First Dallas”), an affiliate of the Advisor.  All such transactions are subject to the requirement that the Advisor seek best execution for all portfolio transactions.  See “Execution of Portfolio Transactions” in the SAI.

Fund Expenses

The Funds are responsible for their own operating expenses.  However, for certain Funds, the Advisor has contractually agreed to reduce its fees and pay expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) will not exceed the amounts shown below as a percentage of the Fund’s average daily net assets (the “Expense Cap”).

Fund	Retail Class Expense Cap	Institutional Class Expense Cap
Small Intrinsic Value Fund	1.29%	N/A
Small-Mid Cap Fund	1.40%	N/A
Pure Contrarian Fund	1.40%	N/A
Blue Chip Equity Income Fund	1.30%	N/A

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the respective Fund, if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses.  The current Expense Caps are in place through July 31, 2017.

Management of the Funds	49	The Investment Advisor

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A discussion regarding the basis for the Board’s approval of the Advisory Agreements with the Advisor is available in the semi-annual report for the most recent period ending September 30.

Portfolio Managers

Messrs. Craig D. Hodges and Eric J. Marshall are co-portfolio managers of the Hodges Fund investment portfolio.  Messrs. Craig D. Hodges, Eric J. Marshall and Gary M. Bradshaw are co-portfolio managers of the investment portfolio for the Small Cap Fund, the Blue Chip Equity Income Fund, the Pure Contrarian Fund and the SMID Fund.  The Small Intrinsic Value Fund is a team managed portfolio lead by Eric J. Marshall, CFA and includes Messrs. Craig Hodges, Gary Bradshaw, Chris Terry, CFA and Derek Maupin as co-portfolio managers.  Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.

Craig D. Hodges has been a portfolio manager with the Advisor since 1999, where he has managed individual and institutional investment portfolios.  He has 30 years of experience in the investment industry and is Chief Investment Officer and Chief Executive Officer of the Advisor.

Eric J. Marshall, CFA, joined the Advisor in 1997 and currently serves as President and Director of Research.  Eric manages a number of investment portfolios and has 19 years of experience in researching small cap stocks.  He serves on the Board of Directors of the Advisor’s parent company, Hodges Capital Holdings, Inc.

Gary M. Bradshaw has been a portfolio manager with the Advisor since 2001, has 31 years of experience in the investment industry and serves as Senior Vice President.  He serves on the Board of Directors of the Advisor’s parent company, Hodges Capital Holdings, Inc.  Gary earned his MBA from East Texas State University and his BS from Virginia Tech.

Chris R. Terry, CFA, joined the Advisor in 2002 and currently serves as a Vice President and research analyst.  Chris earned a BA in Economics from the University of Dallas and was awarded the Chartered Financial Analyst (CFA) designation in 2009.  Chris is also a member of the CFA Institute and the CFA Society of Dallas-Ft. Worth.

Derek R. Maupin joined the Advisor in 2009 and currently serves as a Vice President and research analyst.  Prior to joining the Advisor, he served as a registered representative/investment advisor with Edward D. Jones from 2007-2009.  Derek earned a BBA and an MBA from West Texas A&M University.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Funds.

Management of the Funds	50	Portfolio Managers

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Funds are sold at their NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “How to Buy Shares”) by U.S. Bancorp Fund Services, LLC (“Transfer Agent”), the Fund’s transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Each Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing

Rarely, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Shareholder Information	51	Pricing of Fund Shares

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Description of Classes

The following table lists the key features of the Funds’ classes.

	Retail Class	Institutional Class
Minimum Initial Investment
Hodges Fund (HDPMX) – $250
Small Cap Fund (HDPSX) – $1,000
Small Intrinsic Value Fund (HDSVX) - $1,000
SMID Fund (HDSMX) - $1,000
Pure Contrarian Fund (HDPCX) – $1,000
Blue Chip Equity Income Fund (HDPBX) – $1,000

(HDPIX) $1,000,000 (HDSIX) $1,000,000 N/A N/A N/A N/A
Subsequent Minimum Investment	All Funds – $50	$50
Waiver/Reduction of Investment Minimum	None
Although not limited to the list below, the Advisor may waive or reduce the initial minimum investment in any of following circumstances:
• Retirement, defined benefit and pension plans;
• Bank or Trust companies investing for their own accounts
      or acting in a fiduciary or similar capacity;
• Institutional clients of the Advisor;
• Trustees and Officers of the Trust; and
• Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform
      Gift or Transfer to Minors Act accounts naming qualifying
      persons).

Fees	• All Funds – Redemption/Exchange Fees as a percentage of amount redeemed/exchanged within 30 days of purchase apply. • 12b-1 fee of 0.25%	• Redemption/Exchange Fees as a percentage of amount redeemed/exchanged within 60 days of purchase apply.
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption/exchange fees.  To inquire about converting your Retail Class shares to Institutional Class shares, please call 1-866-811-0224.
Not Applicable.
Eligible Investors	Includes accounts maintained through Financial Intermediaries.
Designed for proprietary accounts of institutions.  Such institutions include:
• financial institutions,
• pension plans,
• retirement accounts,
• qualified plans,
• corporations, trusts, estates, religious and charitable
      organizations.

Shareholder Information	52	Description of Classes

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How to Buy Shares

You may purchase shares of a Fund by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent.  Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks or any conditional order or payment.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by a Fund as a result.  The Funds do not issue share certificates.  Each Fund reserves the right to reject any purchase in whole or in part. The minimum investment requirements may be waived from time to time.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply a Fund with your full name, date of birth, social security number and permanent street address to assist each Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  Each Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

By Mail. Initial Investment.  To purchase a Fund’s shares by mail, complete and sign the enclosed account application and mail it, along with a check made payable to the applicable Fund to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Note:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent Investment.  If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the applicable Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

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By Telephone. Subsequent Investment.  If you have accepted telephone options on the account application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Funds toll free at 1-866-811‑0224.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.   If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

By Wire. Initial Investment. If you are making your first investment in a Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1‑866-811-0224 to advise of your wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

By Wire. Subsequent Investment.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at 1-866-811-0224 to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:	[Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-866-811-0224.

Purchases Placed with Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus.  Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum.  Please consult your Financial Intermediary for their account policies.  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  Each Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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By Payment In-Kind. In addition to cash purchases, each Fund may, at its discretion, accept the purchase of Fund shares with a payment “in-kind” in the form of shares of stock, bonds or other securities.  Generally, any securities used to buy Fund shares must be readily marketable; their acquisition consistent with a Fund’s objective and otherwise acceptable to the Advisor.  If you purchase Fund shares in this manner, you will realize a capital gain or loss for federal income tax purposes on each security tendered.

Automatic Investment Plan.  For your convenience, each Fund’s Retail Class Shares offer an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment of $250 for the Hodges Fund and $1,000 for the other Funds, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50.  If you wish to enroll in the AIP, complete the appropriate section on the account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A fee ($25) will be imposed if your AIP transaction is returned for any reason.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying USBFS sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-866-811-0224 for additional information regarding a Fund’s AIP.

Retirement Plans.  The Funds offer IRA plans.  You may obtain information about opening an IRA by calling 1-866-811-0224.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Special Instructions for Institutional Class Shares.  The Hodges Fund and Small Cap Fund offer Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may also be offered through Financial Intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.  If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary.  Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum.  Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-866-811-0224, or follow the instructions below under “By Mail,” “By Telephone” and “By Wire.”

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How to Sell Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after a Fund or the Transfer Agent or Financial Intermediary receive your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail.  You may redeem your shares by simply sending in a written request to the transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s). No redemption request will become effective until all documents have been received in good order by the Transfer Agent.  “Good order” means your redemption request includes:  (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at 1-866-811-0224 for further information concerning documentation required for a redemption of a Fund’s shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Note:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone and by Wire.  If you accepted telephone options on the account application, you may redeem a Fund’s shares by telephone.  To establish this option after your account is already open, call the Transfer Agent at 1-866-811-0224 for instructions.

You may redeem up to $50,000 in shares by calling the Funds at 1-866-811-0224 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 calendar days before the redemption request.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If a Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  A Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders.  Once a telephone transaction has been placed, it cannot be canceled or modified. If you have a retirement account, you may not redeem shares by telephone. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  You may make your redemption request in writing.

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Through a Financial Intermediary.  You may redeem a Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program.  As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter.  If you elect this method of redemption, for Retail Class Shares, your Fund account must have a value of at least $5,000 and the minimum amount that may be withdrawn each month or quarter is $100.  For Institutional Class Shares, your Fund account must have a value of at least $500,000 and the minimum amount that may be withdrawn each month or quarter is $5,000.  If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be a member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.  You may terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of a Fund’s shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of a Fund’s account application.  Please call 1-866-811-0224 for additional information regarding the Fund’s SWP.

Low Balance Accounts.  A Fund may redeem the shares in your account if the value of your account for Retail Class Shares is less than $250 for the Hodges Fund and $1,000 for the other Funds as a result of redemptions you have made.  The Hodges Fund or Small Cap Fund may redeem the shares in your account if the value of your account for Institutional Class Shares is less than $500,000 for a Fund as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 for Retail Class Shares ($250 for the Hodges Fund) or $500,000 for Institutional Class Shares, before a Fund takes any action.

Redemption Fees.  Each Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Funds will assess a redemption/exchange fee of 1.00% on the redemption/exchange of Fund shares within 30 days of purchase for all Retail Class shares and with respect to the Institutional Class shares of the Hodges Fund and Hodges Small Cap Fund for the redemption/exchange of Fund shares within 60 days of purchase.  Each Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by a Fund for the benefit of its long-term shareholders.

This fee does not apply to:
(1) shares purchased through reinvested dividends or capital gains;
(2) Fund redemptions under the Fund’s SWP;
(3) the redemption of shares previously purchased under an AIP;

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(4) the involuntary redemption of low balance accounts;
(5)  sales or exchanges of Fund shares made in connection with portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts and certain retirement plans;
(6) minimum required distributions from retirement accounts;
(7) premature distributions from retirement accounts due to the disability or health of the shareholder;
(8) redemptions resulting in the settlement of an estate due to the death of the shareholder;
(9) conversion of shares from one share class to another in the same Fund;
(10) taking out a distribution or loan from a defined contribution plan;
(11) to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or
(12) redemptions in connection with charitable investment pool accounts.

Each Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ written notice to shareholders.

Although each Fund has the goal of applying this redemption fee to most redemptions of shares held for less than the number of days noted above, a Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While each Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, a Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because each Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, a Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

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ACCOUNT AND TRANSACTION POLICIES

Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption requests will be sent to the address of record.  A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Redemption In-Kind.  Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees.  The Transfer Agent may require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;

•	When requesting a change in ownership of your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  The Advisor may waive the need for a signature guarantee from time to time.   A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature requirement at their discretion.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

EXCHANGING SHARES

You may exchange all or a portion of your investment, from one Fund to any other Hodges Fund, by mail or telephone provided you established telephone exchange privileges on your account application.  Any new account established through an exchange will be subject to a minimum investment requirement described above.  In addition, existing accounts are subject to a minimum exchange requirement of $50.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  Additionally, an exchange will be considered a sale of shares for the purpose of assessing redemption fees.  See the “Redemption Fees” section for additional information.  You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number) and within the same share class.  This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders.  Call the Funds at 1-866-811-0224 to learn more about exchanges.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Each Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  Each Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  Each Fund takes steps to reduce the frequency and effect of these activities in a Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by a Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in a Fund’s shares is believed by the Advisor to be harmful to a Fund) and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, each Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since a Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, each Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to a Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  Each Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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DIVIDENDS AND DISTRIBUTIONS

Net investment income generally consists of interest income and dividends received on investments, less expenses.  For the Blue Chip Equity Income Fund, dividends from net investment income, if any, are issued quarterly.  For all other Funds, dividends from net investment income, if any, are generally made at least annually.  For all Funds, capital gain distributions from net profits from the sale of securities are generally made at least annually.

Each Fund typically distributes any undistributed net investment income, if any, in December.  Capital gains distributions, if any, are also normally made in December, but a Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.  A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

All distributions will be reinvested in a Fund’s shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest dividends in additional fund shares, while receiving capital gain distributions in cash.  Reinvestment of distributions does not avoid or defer taxable income to you.  If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at a Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  Each Fund intends to operate in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

Each Fund intends to make distributions of ordinary income and capital gains.  In general, a Fund’s distributions are taxable to you, as either ordinary income or capital gain (unless your investment is through a qualified retirement plan).  Dividends are taxable to you as ordinary income or, in certain cases, for non-corporate shareholders, as qualified dividend income, which is taxed at long-term capital gain rates.  A Fund’s distributions of short-term capital gains are also taxable to you as ordinary income.  A Fund’s distributions of its long-term capital gains are taxable to you as long-term capital gains.  The rate you pay on capital gains will depend on how long a Fund held the securities that generated the gains, not how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.

Distributions and dividends declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

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If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase and sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, a Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs a Fund to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on net investment income, which includes dividends and capital gains from a Fund.

Additional information concerning the taxation of a Fund and its shareholders is contained in the Funds’ Statement of Additional Information.  You are urged to consult your own tax advisor regarding the federal, state, local or foreign tax consequences of an investment in a Fund based on your individual circumstances.

RULE 12b-1 AND OTHER SERVICE FEES

Each Fund’s Retail Class shares have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of a Fund’s shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.25% of a Fund’s average daily net assets annually.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in a Fund’s shares and may cost you more than paying other types of sales charges.

In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor or distributor, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of a Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by a Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Rule 12b-1 and Other Service Fees	62

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INDEX DESCRIPTIONS

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.  The S&P 500® Index is provided as a measure of general market performance and includes stocks that are different from those considered for purchase by the Fund.

The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.

The Russell 2500® Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "SMID" cap.

The Russell 2000® Index is an unmanaged index generally representative of the market for the stocks of small-sized U.S. companies.  The Russell 2000® Index is provided as a measure of general market performance and includes stocks that are different from those considered for purchase by the Fund.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

Direct investment in an index is not possible.

Index Descriptions	63

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FINANCIAL HIGHLIGHTS

The following tables illustrate the financial performance for the Funds for the fiscal periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

Financial Highlights	64

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Hodges Fund
financial highlights For a capital share outstanding throughout each year
	Year Ended March 31,
	2016	2015	2014	2013	2012
Retail Shares
Net asset value, beginning of year	$38.98	$37.65	$26.72	$21.64	$23.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.20)	0.24	(0.14)	0.06	(0.10)
Net realized and unrealized gain (loss) on investments	(2.80)	1.09	11.09	5.02	(1.77)
Total from investment operations	(3.00)	1.33	10.95	5.08	(1.87)
LESS DISTRIBUTIONS:
From net investment income	(0.35)	—	(0.03)	—	—
Total distributions	(0.35)	—	(0.03)	—	—
Paid-in capital from redemption fees	0.00**	0.00**	0.01	0.00**	0.00**
Reimbursement by Advisor	0.05	—	—	—	—
Net asset value, end of year	$35.68	$38.98	$37.65	$26.72	$21.64
Total return	(7.58)%[1]	3.53%	41.04%	23.48%	(7.95)%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$210.8	$331.6	$410.2	$141.9	$147.7
Portfolio turnover rate	79%	89%	105%	60%	51%
RATIOS:
Ratio of expenses to average net assets	1.32%	1.31%	1.34%	1.43%	1.49%
Ratio of net investment income (loss) to average net assets	(0.54)%	0.63%	(0.43)%	0.28%	(0.45)%

* Calculated using the average shares outstanding method.
**     Amount is less than $0.01.
1   Net increase from payments by affiliates on the disposal of investments in violation of restrictions added 0.13% to this return.

Financial Highlights	65

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Hodges Fund
financial highlights For a capital share outstanding throughout each year
	Year Ended March 31,
	2016	2015	2014	2013	2012
Institutional Shares
Net asset value, beginning of year	$39.55	$38.03	$26.95	$21.81	$23.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.08)	0.22	(0.06)	0.20	(0.02)
Net realized and unrealized gain (loss) on investments	(2.86)	1.23	11.21	4.94	(1.80)
Total from investment operations	(2.94)	1.45	11.15	5.14	(1.82)
LESS DISTRIBUTIONS:
From net investment income	(0.57)	—	(0.07)	—	—
Total distributions	(0.57)	—	(0.07)	—	—
Paid-in capital from redemption fees	0.00**	0.07	—	—	—
Reimbursement by Advisor	0.05	—	—	—	—
Net asset value, end of year	$36.09	$39.55	$38.03	$26.95	$21.81
Total return	(7.29)%[1]	4.00%	41.38%	23.57%	(7.70)%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$7.6	$9.6	$6.7	$0.1	$1.1
Portfolio turnover rate	79%	89%	105%	60%	51%

RATIOS:
Ratio of expenses to average net assets	1.00%	0.98%	1.01%	1.14%	1.18%
Ratio of net investment income (loss) to average net assets	(0.22)%	0.55%	(0.17)%	0.95%	(0.09)%

* Calculated using the average shares outstanding method.
**    Amount is less than $0.01
1       Net increase from payments by affiliates on the disposal of investments in violation of restrictions added 0.13% to this return.

Financial Highlights	66

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Hodges Small Cap Fund
financial highlights For a capital share outstanding throughout each year
		Year Ended March 31,
	2016	2015	2014	2013	2012
Retail Shares
Net asset value, beginning of year	$20.43	$19.03	$15.16	$12.95	$12.58
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.07)	(0.07)	(0.11)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	(3.03)	1.72	4.50	2.55	1.14
Total from investment operations	(3.10)	1.65	4.39	2.57	1.03

LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.03)	—
From net realized gain	(0.06)	(0.25)	(0.52)	(0.33)	(0.66)
Total distributions	(0.06)	(0.25)	(0.52)	(0.36)	(0.66)
Paid-in capital from redemption fees	0.00**	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$17.27	$20.43	$19.03	$15.16	$12.95
Total return	(15.18)%	8.78%	29.19%	20.40%	8.90%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$1,100.8	$1,625.7	$991.5	$422.9	$128.6
Portfolio turnover rate	49%	37%	58%	69%	88%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	1.29%	1.31%	1.33%	1.38%	1.47%
After fees recouped and expenses absorbed	1.29%	1.31%	1.35%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.35)%	(0.38)%	(0.60)%	0.20%	(0.97)%
After fees recouped and expenses absorbed	(0.35)%	(0.38)%	(0.62)%	0.18%	(0.90)%

* Calculated using the average shares outstanding method.
**       Amount is less than $0.01.

Financial Highlights	67

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Hodges Small Cap Fund
financial highlights For a capital share outstanding throughout each year
		Year Ended March 31,
	2016	2015	2014	2013	2012
Institutional Shares
Net asset value, beginning of year	$20.93	$19.42	$15.41	$13.12	$12.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.00)**	0.00***	(0.05)	0.05	(0.08)
Net realized and unrealized gain (loss) on investments	(3.13)	1.76	4.58	2.60	1.16
Total from investment operations	(3.13)	1.76	4.53	2.65	1.08

LESS DISTRIBUTIONS:
From investment income	—	—	—	(0.03)	—
From net realized gain	(0.06)	(0.25)	(0.52)	(0.33)	(0.66)
Total distributions	(0.06)	(0.25)	(0.52)	(0.36)	(0.66)
Paid-in capital from redemption fees	0.00***	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$17.74	$20.93	$19.42	$15.41	$13.12
Total return	(14.96)%	9.17%	29.62%	20.79%	9.22%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$425.2	$446.8	$137.2	$40.0	$19.1
Portfolio turnover rate	49%	37%	58%	69%	88%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	0.97%	0.99%	1.00%	1.04%	1.15%
After fees recouped and expenses absorbed	0.97%	0.99%	1.02%	1.07%	1.15%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees recouped and expenses absorbed	(0.02)%	0.01%	(0.27)%	0.41%	(0.64)%
After fees recouped and expenses absorbed	(0.02)%	0.01%	(0.29)%	0.38%	(0.64)%

* Calculated using the average shares outstanding method.
**       Amount is less than $(0.01).
***      Amount is less than $0.01.

Financial Highlights	68

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Hodges small intrinsic value Fund
financial highlights For a capital share outstanding throughout each year/period
	Year Ended March 31,
	2016	2015	December 26, 2013* through March 31, 2014
Net asset value, beginning of year/period	$12.41	$10.38	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)**	(0.02)	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	(1.29)	1.95	0.39
Total from investment operations	(1.31)	2.04	0.38
LESS DISTRIBUTIONS:
From net investment income	(0.01)	—	—
From net realized gain	(0.08)	(0.01)	—
Total distributions	(0.09)	(0.01)	—
Paid-in capital from redemption fees	0.00***	0.00***	—
Net asset value, end of year/period	$11.01	$12.41	$10.38
Total return	(10.58)%	19.66%	3.80%^
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$96.5	$29.2	$2.3
Portfolio turnover rate	79%	123%	35%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.41%	1.96%	11.40%+
After fees waived and expenses absorbed	1.29%	1.29%	1.29%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.32)%	0.13%	(10.40)%+
After fees waived and expenses absorbed	(0.20)%	0.80%	(0.29)%+

* Fund commenced operations on December 26, 2013.
**       Calculated using the average shares outstanding method.
***     Amount less than $0.01
^ Not Annualized.
+ Annualized.

Financial Highlights	69

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HODGES SMALL-MID CAP FUND
financial highlights For a capital share outstanding throughout the year/period
Year Ended March 31,
2016	2015	December 26, 2013* through March 31, 2014
Net asset value, beginning of year/period	$11.49	$10.60	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) **	(0.04)	0.09	(0.02)
Net realized and unrealized gain (loss) on investments	(1.08)	0.80	0.62
Total from investment operations	(1.12)	0.89	0.60
LESS DISTRIBUTIONS:
From net investment income	(0.04)	—	—
From net realized gain	(0.19)	—	—
Total distributions	(0.23)	—	—
Paid-in capital from redemption fees	0.00***	0.00***
Net asset value, end of year/period	$10.14	$11.49	$10.60
Total return	(9.80)%	8.49%	6.00%^
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$17.8	$14.4	$5.3
Portfolio turnover rate	91%	81%	6%^
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.78%	2.24%	5.21%+
After fees waived and expenses absorbed	1.40%	1.40%	1.40%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.78)%	0.01%	(4.49)%+
After fees waived and expenses absorbed	(0.40)%	0.85%	(0.68)%+

* Fund commenced operations on December 26, 2013.
**        Calculated based on the average shares outstanding.
***     Amount less than $0.01.
^ Not Annualized.
+ Annualized.

Financial Highlights	70

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Hodges Pure Contrarian Fund
financial highlights For a capital share outstanding throughout each year
	Year Ended March 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$12.59	$15.53	$13.47	$11.82	$13.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)*	(0.07)	0.71	0.02	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.52)	(2.03)	3.80	2.23	(1.52)
Total from investment operations	(2.59)	(1.32)	3.82	2.21	(1.58)
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.53)	—	(0.00)**	—
From net realized gain	(0.07)	(1.09)	(1.76)	(0.56)	(0.20)
Total distributions	(0.28)	(1.62)	(1.76)	(0.56)	(0.20)
Paid-in capital from redemption fees	0.00**	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$9.72	$12.59	$15.53	$13.47	$11.82
Total return	(20.34)%	(8.86)%	28.71%	19.75%	(11.38)%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$6.6	$9.1	$12.4	$8.4	$7.7
Portfolio turnover rate	116%	65%	131%	126%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.47%	2.01%	2.06%	2.54%	2.33%
After fees waived and expenses absorbed	1.40%	1.40%	1.40%	1.40%	1.40%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.74)%	4.24%	(0.54)%	(1.29)%	(1.42)%
After fees waived and expenses absorbed	(0.67)%	4.85%	0.12%	(0.15)%	(0.49)%

* Calculated using the average shares outstanding method.
**       Amount is less than $0.01.

Financial Highlights	71

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Hodges Blue Chip Equity Income Fund
financial highlights For a capital share outstanding throughout each year
	Year Ending March 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of year	$15.56	$15.08	$13.10	$11.80	$11.28

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.02	0.06	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments	(0.34)	1.17	3.61	1.56	0.52
Total from investment operations	(0.32)	1.23	3.65	1.65	0.60

LESS DISTRIBUTIONS:
From net investment income	(0.01)	(0.03)	(0.02)	(0.12)	(0.08)
From net realized gain	(1.11)	(0.72)	(1.65)	(0.23)	—
Total distributions	(1.12)	(0.75)	(1.67)	(0.35)	(0.08)
Paid-in capital from redemption fees	0.00**	0.00**	0.00**	0.00**	0.00**
Net asset value, end of year	$14.12	$15.56	$15.08	$13.10	$11.80
Total return	(2.20)%	8.56%	28.57%	14.36%	5.37%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$26.9	$14.1	$11.2	$6.6	$6.2
Portfolio turnover rate	51%	84%	71%	46%	53%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.73%	1.65%	2.01%	2.47%	2.51%
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.32)%	0.02%	(0.43)%	(0.38)%	(0.50)%
After fees waived and expenses absorbed	0.11%	0.37%	0.28%	0.79%	0.71%

* Calculated using the average shares outstanding method.
**        Amount is less than $0.01.

Financial Highlights	72

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and
• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Privacy Notice	73

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FUND	Retail Class Shares	Institutional Class Shares
HODGES FUND
Ticker Symbol	HDPMX	HDPIX
CUSIP	742935109	742935232
HODGES SMALL CAP FUND
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224
HODGES SMALL INTRINSIC VALUE FUND
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A
HODGES SMALL-MID CAP FUND
Ticker Symbol	HDSMX	N/A
CUSIP	74316J326	N/A
HODGES PURE CONTRARIAN FUND
Ticker Symbol	HDPCX	N/A
CUSIP	742935158	N/A
HODGES BLUE CHIP EQUITY INCOME FUND
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

Hodges Funds
www.hodgesfunds.com
1-866-811-0224

Investment Advisor
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue
Dallas, Texas 75201
1-888-878-4426
www.hodgescapital.com

Custodian
U.S. BANK N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-866-811-0224

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Contents - Prospectus

HODGES MUTUAL FUNDS

HODGES FUND (Retail/Institutional)

SMALL CAP FUND (Retail/Institutional)

SMALL INTRINSIC VALUE FUND (Retail)

SMALL-MID CAP FUND (Retail)

PURE CONTRARIAN FUND (Retail)

BLUE CHIP EQUITY INCOME FUND (Retail)

You can find more information about the Funds in the following:

Statement of Additional Information (“SAI”): The Funds’ SAI provides additional information about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.  It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders (the “Shareholder Reports”).  In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can get free copies of the Shareholder Reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Hodges Mutual Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-811-0224
www.hodgesfunds.com

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 “F” Street, N.E., Washington, D.C.  20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Funds are also available:

•	Free of charge from the Funds’ website at www.hodgesfunds.com.
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520.
•	For a fee, by e-mail request to publicinfo@sec.gov.

Mutual fund investing involves risk.  Principal loss is possible.
Distributed by Quasar Distributors, LLC.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
July 29, 2016

HODGES FUND
Retail Class – Ticker: HDPMX
Institutional Class – Ticker: HDPIX

HODGES SMALL CAP FUND
Retail Class – Ticker: HDPSX
Institutional Class – Ticker: HDSIX

HODGES SMALL INTRINSIC VALUE FUND
Retail Class – Ticker: HDSVX

HODGES SMALL-MID CAP FUND
Retail Class – Ticker HDSMX

HODGES PURE CONTRARIAN FUND
Retail Class – Ticker: HDPCX

HODGES BLUE CHIP EQUITY INCOME FUND
Retail Class – Ticker: HDPBX
(formerly known as the Hodges Blue Chip 25 Fund)

2905 Maple Avenue
Dallas, Texas 75201
1-866-811-0224

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the related Prospectus of the Hodges Fund (the “Hodges Fund”), the Hodges Small Cap Fund (the “Small Cap Fund”), the Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund”), the Hodges Small-Mid Cap Fund (the “SMID Fund”), the Hodges Pure Contrarian Fund (the “Pure Contrarian Fund”) and the Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund”), (each a “Fund” and collectively, the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”).  Hodges Capital Management, Inc. (the “Advisor”) is the advisor to the Funds.  A copy of the Prospectus is available on the Advisor’s website at www.hodgesfunds.com or by calling the number listed above.

The Funds’ most recent annual report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the annual report are incorporated into this SAI by reference to the Funds’ Annual Report dated March 31, 2016 as filed with the Securities and Exchange Commission (“SEC”).

Table of Contents - Statement of Additional Information

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

The Hodges Fund commenced operations on October 9, 1992, and re-designated its original shares as Class R shares on November 28, 2008.  The Hodges Fund’s Class I shares commenced operations on December 12, 2008.

The Small Cap Fund commenced operations on December 18, 2007, and re-designated its original shares as Class R shares on November 28, 2008.  The Small Cap Fund’s Class I shares commenced operations on December 12, 2008.

The Small Intrinsic Value Fund commenced operations on December 26, 2013 issuing Retail Class shares.

The SMID Fund commenced operations on December 26, 2013 issuing Retail Class shares.

The Pure Contrarian Fund commenced operations on September 10, 2009 issuing Class R shares.

The Blue Chip Equity Income Fund (formerly known as the Blue Chip 25 Fund) commenced operations on September 10, 2009 issuing Class R shares.

The Funds’ “Class R shares” and “Class I shares” are now known as “Retail Class shares” and “Institutional Class shares,” respectively.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

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INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of each Fund’s principal investment strategy as set forth in the Prospectus.  There can be no assurance each Fund will achieve its investment objective.  The Funds may invest in the following types of investments as indicated, each of which is subject to certain risks, as discussed below.

Diversification

The Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, SMID Fund, and Blue Chip Equity Income Fund are each diversified mutual funds.  This means that as to 75% of each Fund’s total assets, each Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  A Fund may be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

Non-Diversification

The Pure Contrarian Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Pure Contrarian Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than diversified funds.  As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Although the Pure Contrarian Fund is a “non-diversified” investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investments in U.S. Government securities are not subject to these limitations.

Risks Associated With Recent Economic Events.  The U.S. credit markets have been experiencing above average volatility and disruption for more than five years, which could have an adverse effect on the Funds.  In particular, instability in the credit markets may increase the volatility of the value of securities owned by a Fund and may also make it more difficult for a Fund to accurately value its securities or to sell its securities on a timely basis.  A significant worsening of the conditions could affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by a Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers.  Such developments could, in turn, reduce the value of securities owned by a Fund and adversely affect the net asset value (“NAV”) of its shares.

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The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Government Intervention In Financial Markets Risk.  The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity.  U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which a Fund invests, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances, issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which a Fund itself is regulated.  Such legislation or regulation could limit or preclude a Fund's ability to achieve its investment objective.

Equity Securities

Each Fund may invest in equity securities consistent with its investment objective and strategies.  Common stocks, preferred stocks and convertible securities are examples of equity securities in which each Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Funds invest in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium-sized companies.  Since the Small Cap Fund and the Small Intrinsic Value Fund invest the majority of their assets in the equity securities of small cap companies, they will be exposed to the risks of those companies.  Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock; its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities

The Funds may invest in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Foreign Securities

The Funds may invest up to 25% of net assets in U.S. dollar denominated foreign securities.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.  Each Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement.  ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the United States.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation; the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax.  A Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to a Fund of investing in those countries that impose these taxes.  To the extent that, as anticipated, such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.  It is not anticipated that the Funds will be eligible to pass through to shareholders a federal tax credit or federal tax deduction related to any foreign taxes borne by the Funds.

To the extent a Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting a Fund to the risk of fluctuating currency exchange rates pending settlement.

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Other Investment Companies

Each Fund may invest in shares of other registered investment companies, including money market mutual funds, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by a Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Exchange-Traded Funds

Each Fund may invest in Exchange-Traded Funds (“ETFs”).  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”).  Investors in the Funds should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

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Money Market Mutual Funds

Each Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes.  Money market mutual funds are regulated investment companies under the 1940 Act and the Funds will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies.  Please note that in addition to the advisory and operational fees a Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, a Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Illiquid Securities

Each Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to sell illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities

Each Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and therefore a Fund may be unable to dispose of restricted securities promptly or at reasonable prices and may thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

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Short Sales

Each Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  A Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, a Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, a Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of a Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

At no time will any of the Funds invest more than 15% of their assets in repurchase agreements.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements are a form of borrowing that involves the sale of a debt security held by a Fund, with an agreement by the Fund to repurchase the security at a stated price, date and interest payment.  Accordingly, each Fund is subject to a maximum percentage investment of one-third of its assets in reverse repurchase agreements.

The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.  Each Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  However, reverse repurchase agreements involve the risk that the market value of securities retained by a Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

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Each Fund may enter into reverse repurchase agreements with banks or broker-dealers.  Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market at least equal in value to its obligations in respect of reverse repurchase agreements.

Fixed Income Securities

Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by a Fund include investment grade corporate debt securities, those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) or Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Government Obligations

Each Fund may make short-term investments in U.S. government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”).  Of these obligations, only those of the GNMA and T-Bills, are supported by the full faith and credit of the U.S. Treasury.

Agency Obligations

Each Fund may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated by law to do so.

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Borrowing

     Each Fund, except for the Hodges Fund, may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of a Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  Each Fund will reduce its borrowing amount within three days, if such Fund’s asset coverage falls below the amount required by the 1940 Act.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of a Fund’s total assets from banks for any purpose, and to borrow up to 5% of a Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if a Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate a Fund’s net investment income in any given period.  Currently, the Funds do not contemplate borrowing money for investment purposes.  Each Fund’s Investment Restriction regarding borrowing, except for the Hodges Fund, will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

Issuance of Senior Securities

Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions.  With respect to the Funds’ fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over a Fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits a Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above.  A Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging.  Leveraging of a Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by a Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that a Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The Funds’ policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

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Securities Lending

Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of securities lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  All investments made with the collateral are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

It is not anticipated that more than 5% of the value of each Fund’s portfolio securities will be subject to lending.

Options, Futures and Other Strategies

General

Each Fund may invest in options on equities, debt and stock indices (collectively, “options”).  Each Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”).  Each Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Funds will not invest in futures for speculative purposes.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, each Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Distributions and Tax Information.”

In addition to the instruments, strategies and risks described below and in the Prospectus, the Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisor may utilize these opportunities to the extent that they are consistent with a Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

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The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)	Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction. The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)	Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)	As described below, each Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

A Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of each Fund’s assets to cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

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(4)	Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Options on Securities and Securities Indices

Each Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  Each Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle a Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

Each Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although a Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest.  A covered call option involves a Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

Each Fund may also write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price.  The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

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There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Each Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.  Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when a Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

Each Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  No price is paid upon entering into futures contracts.  Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.

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Exclusion from Definition of Commodity Pool Operator.

Pursuant to amendments by the Commodity Futures Trading Commission to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Advisor will take all necessary regulatory action, including filing a notice of exemption from registration as a “commodity pool operator” with respect to the Funds, prior to the execution of any transactions involving futures.  Upon filing a notice of exemption, the Funds and the Advisor would not be subject to registration or regulation as a commodity pool operator under the CEA.  In order to claim the Rule 4.5 exemption, the Funds would be significantly limited in their ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).

Short-Term Investments

Each Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.  Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

INVESTMENT RESTRICTIONS

The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of each Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

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As a matter of fundamental policy:

The Hodges Fund may not:

1.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	(a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.

3.	Purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account or underwrite securities. (Does not preclude the Hodges Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.	Buy or sell interests in oil, gas or mineral exploration or development programs or related leases or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

5.	Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board may authorize the Hodges Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

6.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

7.	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Hodges Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

As a matter of fundamental policy:

The Small Cap Fund may not:

1.	Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Small Cap Fund.

2.	(a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Small Cap Fund.

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(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.  Initial or variation margin for futures contracts will not be deemed to be pledges of the Small Cap Fund’s assets.

3.	Act as an underwriter of securities of other issuers, except insofar as the Small Cap Fund may be deemed as an underwriter under the Securities Act of 1933, as amended, in connection with the purchase or sale of a portfolio security.

4.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Small Cap Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; however, the Small Cap Fund may invest in debt securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.	Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 1 above, the Small Cap Fund is permitted under the 1940 Act to lend its portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC.  As another example, pursuant to Investment Restriction No. 2 above, under the 1940 Act, the Small Cap Fund is permitted to borrow from banks in an amount up to 33-1/3% of the Small Cap Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet. The Small Cap Fund’s use of these techniques is described in the Prospectus and in this SAI.

As a matter of fundamental policy:

The Small Intrinsic Value Fund and the SMID Fund may not:

1.	With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;

2.	Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

3.	(a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.  Initial or variation margin for futures contracts will not be deemed to be pledges of a Fund’s assets.

4.	Act as an underwriter of securities of other issuers, except insofar as a Fund may be deemed as an underwriter under the Securities Act of 1933, as amended, in connection with the purchase or sale of a portfolio security.

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5.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments; however, a Fund may invest in debt securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.	Invest 25% or more of the value of its assets in the securities of companies engaged in any one industry or group of related industries. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 2 above, the Funds are permitted under the 1940 Act to lend their portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC.  As another example, pursuant to Investment Restriction No. 3 above, under the 1940 Act, the Funds are each permitted to borrow from banks in an amount up to 33-1/3% of the respective Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet. The Funds’ use of these techniques is described in the Prospectus and in this SAI, as applicable.

As a matter of fundamental policy:

1.	The Blue Chip Equity Income Fund may not, with respect to the 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;

2.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

3.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);

5.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

6.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

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7.	The Pure Contrarian Fund and the Blue Chip Equity Income Fund may not make loans of money (except purchases of debt securities consistent with the investment policies of the Fund). For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PORTFOLIO TURNOVER

Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions.”

The Funds’ portfolio turnover rates for the following fiscal years are shown in the tables below.

Portfolio Turnover Rate	2016	2015
Hodges Fund	79%	89%
Small Cap Fund	49%	37%
Small Intrinsic Value Fund	79%	123%
SMID Fund	91%	81%
Pure Contrarian Fund	116%	65%
Blue Chip Equity Income Fund	51%	84%

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of each Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of each Fund (the “Advisor’s Policy”). Information about each Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which each Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of a Fund.  After due consideration, the Advisor and the Board determined that each Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of a Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of each Fund’s shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of each Fund’s complete holdings is required to be made after the periods covered by the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds disclose their complete calendar quarter-end portfolio holdings on their website at www.hodgesfunds.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated by required regulatory filings with the SEC.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, each Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, a Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website. Shareholders can access the Funds’ website at www.hodgesfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	6	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc. (international consumer products conglomerate).	6	The Dana Foundation; The University of Virginia Law School Foundation.
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997– 2013).	6	Interested Trustee, Direxion Funds Trust, Direxion ETF Trust and Direxion Variable Trust.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	6	None.

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	6	Independent Trustee, The Managers Fund, Trustee, Managers AMG Fund, Aston Fund; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since April 2005.	Not Applicable.	Not Applicable.
James Matel (born 1971) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since June 2006.	Vice President (and other positions), U.S. Bancorp Fund Services, LLC since July 1995.	Not Applicable	Not Applicable.
Aaron J. Perkovich (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since May 2014.	Vice President (and other positions), U.S. Bancorp Fund Services, LLC since June 2006.	Not Applicable	Not Applicable.
Ronald Rickey (born 1987) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since November 2015.	Compliance Officer, U.S. Bancorp Fund Services, LLC since February 2011.	Not Applicable	Not Applicable .

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011	Senior Vice President and Compliance Officer (and other positions), U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.”  The Board is comprised of Trustees who are all Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

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Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as a member of the Board of Governors of the Investment Company Institute and its Executive Committee.  She is also a member of the Independent Directors Council and has served two terms as its Chairman.  She has executive experience as the President (retired) of Talon Industries, Inc. (a business consulting company), as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment adviser and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also serves on the board of another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor).  He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, and risk oversight experience through his position as Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds.  Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution, transfer agency and accounting services).  He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees: the Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised entirely of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ last fiscal year.

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The Audit Committee is comprised entirely of Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.  The Audit Committee met once during the Funds’ last fiscal year.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal year.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met once with respect to the Funds during the Funds’ last fiscal year.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 201 5 .

Name	Dollar Range of Equity Securities Owned in the Funds						Aggregate Dollar Range of Fund Shares in the Trust
	Hodges Fund	Small Cap Fund	Small Intrinsic Value Fund	SMID Fund	Pure Contrarian Fund	Blue Chip Equity Income Fund
Dorothy A. Berry	None	None	None	None	None	None	$50,001-$100,000
Wallace L. Cook	None	None	None	None	None	None	Over $100,000
Eric W. Falkeis	None	None	None	None	None	None	$10,001-$50,000
Carl A. Froebel	None	None	None	None	None	None	$10,001-$50,000
Steven J. Paggioli	None	$10,001-$50,000	None	None	None	None	Over 100,000

Compensation

Independent Trustees each receive an annual retainer of $125,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board receives an additional annual retainer of $20,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees will be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements are allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended March 31, 201 6 .

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	Aggregate Compensation From the						Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Name of Person/ Position	Hodges Fund	Small Cap Fund	Small Intrinsic Value Fund	SMID Fund	Pure Contrarian Fund	Blue Chip Equity Income Fund
Dorothy A. Berry, Trustee	$2,250	$6,933	$1,770	$1,573	$1,540	$1,556	None	None	$15,622
Wallace L. Cook, Trustee	$1,881	$6,564	$1,401	$1,204	$1,172	$1,187	None	None	$13,409
Eric W. Falkeis, Trustee	$1,881	$6,564	$1,401	$1,204	$1,172	$1,187	None	None	$13,409
Carl A. Froebel, Trustee	$1,881	$6,564	$1,401	$1,204	$1,172	$1,187	None	None	$13,409
Steve J. Paggioli, Trustee	$1,881	$6,564	$1,401	$1,204	$1,172	$1,187	None	None	$13,409
(1)	There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended March 31, 2016, Trustees’ fees and expenses in the amount of $477,131 were incurred by the Trust.

Codes of Ethics

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of each Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies that underscore the Advisor’s concern that all proxy voting decisions be made in the best interest of each Fund’s shareholders.  The Advisor considers each proxy proposal individually and makes decisions on a case-by-case basis.  At all times, however, the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of a Fund.  The Advisor believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals.  Where a proxy proposal raises a material conflict between the Advisor’s interests and a Fund’s interests, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy.

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The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-866-811-0224 and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of June 30, 201 6 , the following shareholders were considered to be either a control person or principal shareholder of each Fund:

Hodges Fund – Retail Class Shares
Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC FBO Its Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	33.98%	Record
Charles Schwab FBO Its Customers 211 Main Street San Francisco, CA 94105	21.90%	Record
First Clearing LLC 2801 Market Street St. Louis, MO 63103	18.33%	Record

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Hodges Fund – Institutional Class Shares
Name and Address	% Ownership	Type of Ownership
First Clearing LLC 2801 Market Street St. Louis, MO 63103	93.68%	Record

Small Cap Fund – Retail Class Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab FBO Its Customers 211 Main Street San Francisco, CA 94105	39.16%	Record
National Financial Services, LLC FBO Its Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	26.71%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6.08%	Record
Matrix Trust Company FBO Its Customers Twin City Pipe Trades Pension Plan P.O. Box 52129 Phoenix, AZ 85072-2129	5.59%	Record

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Small Cap Fund – Institutional Class Shares
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 211 Main Street San Francisco, CA 94105	23.69%	Record
National Financial Services, LLC FEBO Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	22.91%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	16.51%	Record
First Clearing LLC 2801 Market Street St. Louis, MO 63103	12.79%	Record
Bankedco & Co. 330 W. Vandalia St. Edwardsville, IL 62025-1911	6.18%	Record

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Small Intrinsic Value Fund – Retail Class
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. FBO Its Customers 211 Main Street San Francisco, CA 94105	59.79%	Record
National Financial Services, LLC FBO Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	23.88%	Record
TD Ameritrade Inc. FEBO Customers P.O. Box 2226 Omaha, NE 68103-2223	8.77%	Record

SMID Fund – Retail Class
Name and Address	% Ownership	Type of Ownership
First Clearing 2801 Market St. Saint Louis, MO 63103-2523	42.69%	Record
Charles Schwab FBO Its Customers 211 Main Street San Francisco, CA 94105	17.84%	Record
National Financial Services, LLC FBO Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	16.38%	Record
TD Ameritrade Inc. FEBO Customers P.O. Box 2226 Omaha, NE 68103-2223	13.61%	Record

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Pure Contrarian Fund – Retail Class
Name and Address	% Ownership	Type of Ownership
First Clearing LLC 2801 Market Street Saint Louis, MO 63103-2523	57.87%	Record
Charles Schwab FBO Its Customers 211 Main Street San Francisco, CA 94105	16.72%	Record
Hodges Capital Holdings, Inc. 2905 Maple Avenue Dallas, TX 75201-1405	12.70%	Record
National Financial Services, LLC FEBO Customers Attn: Mutual Funds Dept. 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	5.71%	Record

Blue Chip Equity Income Fund – Retail Class
Name and Address	% Ownership	Type of Ownership
First Clearing LLC 2801 Market Street Saint Louis, MO 75201-1405	51.50%	Record
Charles Schwab FBO Its Customers 211 Main Street San Francisco, CA 94105	13.56%	Record
TD Ameritrade Inc. FEBO Customers P.O. Box 2226 Omaha, NE 68103-2223	13.17%	Record
Hodges Capital Holdings, Inc. 2905 Maple Avenue Dallas, TX 75201-1405	7.13%	Record

As of June 30, 201 6 , the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.

Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, neither the Trustees, nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of their affiliates.

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THE FUND’S INVESTMENT ADVISOR

Hodges Capital Management, Inc. acts as investment advisor to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Trust.  The Advisor is located at 2905 Maple Avenue, Dallas, Texas 75201.  Craig Hodges, Camille Hodges Hays and Clark Hodges are each control persons of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreements, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on the percentage rate shown below of each Fund’s average daily net assets:

Fund	Management Fee
Hodges Fund	0.85%
Small Cap Fund	0.85%
Small Intrinsic Value Fund	0.85%
SMID Fund	0.85%
Pure Contrarian Fund	0.85%
Blue Chip Equity Income Fund	0.65%

The Hodges Fund paid the following fees to the Advisor for the fiscal years shown:

Hodges Fund Fiscal Year Ended,	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
March 31, 2016	$2,287,897	$0	$2,287,897
March 31, 2015	$3,797,486	$0	$3,797,486
March 31, 2014	$2,347,644	$0	$2,347,644

The Small Cap Fund paid the following fees to the Advisor for the fiscal years shown:

Small Cap Fund Fiscal Year Ended,	Fees Accrued	Fees Waived/Recouped	Net Fees Paid to Advisor
March 31, 2016	$16,218,604	$0	$16,218,604
March 31, 2015	$13,683,031	$0	$13,683,031
March 31, 2014	$6,378,881	$134,201	$6,513,082

The Small Intrinsic Value Fund paid the following fees to the Advisor for the fiscal years shown:

Small Intrinsic Value Fund Fiscal Year Ended,	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
March 31, 2016	$680,072	$(94,617)	$585,455
March 31, 2015	$130,648	$(103,178)	$27,470
March 31, 2014(1)	$3,755	$(3,755)	$0
(1) In addition to waiving all of its advisory fees, the Advisor paid $40,895 in other expenses.

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The SMID Fund paid the following fees to the Advisor for the fiscal years shown:

SMID Fund Fiscal Year Ended,	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
March 31, 2016	$152,413	$(67,938)	$84,475
March 31, 2015	$84,978	$(84,215)	$763
March 31, 2014(1)	$9,272	$(9,272)	$0
(1) In addition to waiving all of its advisory fees, the Advisor paid $32,344 in other expenses.

The Pure Contrarian Fund paid the following fees to the Advisor for the fiscal years shown:

Pure Contrarian Fund Fiscal Year Ended,	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
March 31, 2016(1)	$61,413	$(61,413)	$0
March 31, 2015	$93,812	$(67,656)	$26,156
March 31, 2014	$90,135	$(70,205)	$19,930
(1)   In addition to waiving all of its advisory fees, the Advisor paid $15,990 in other expenses.

The Blue Chip Equity Income Fund paid the following fees to the Advisor for the fiscal years shown:

Blue Chip Equity Income Fund Fiscal Year Ended,	Fees Accrued	Fees Waived	Net Fees Paid to Advisor
March 31, 2016	$83,563	$(54,902)	$28,661
March 31, 2015	$90,746	$(49,011)	$41,735
March 31, 2014(1)	$57,747	$(57,747)	$0
(1) In addition to waiving all of its advisory fees, the Advisor paid $5,206 in other expenses.

The use of the name “Hodges” by each Fund is pursuant to a license granted by the Advisor, and in the event an Advisory Agreement with a Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name “Hodges.”

The Advisory Agreements continue in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund, and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreements may be terminated at any time, without penalty, by either party to an Advisory Agreement upon 60 days’ written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreements may also be terminated by Fund shareholders without penalty.

For certain Funds, the Advisor has contractually agreed to reduce its fees and/or pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to the amounts shown below as a percentage of the Fund’s average net assets (the “Expense Caps”).  The Expense Caps will remain in effect through July 31, 2017, and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps, as shown in the table below.

Table of Contents - Statement of Additional Information

Fund	Retail Class Expense Cap	Institutional Class Expense Cap
Small Intrinsic Value Fund	1.29%	N/A
SMID Cap Fund	1.40%	N/A
Pure Contrarian Fund	1.40%	N/A
Blue Chip Equity Income Fund	1.30%	N/A

PORTFOLIO MANAGERS

The Hodges Fund is managed by Messrs. Craig D. Hodges and Eric J. Marshall, CFA who serve as co-portfolio managers of the Hodges Fund.  The Small Cap Fund, Blue Chip Equity Income Fund, Pure Contrarian Fund and SMID Fund are managed by Messrs. Craig D. Hodges, Eric J. Marshall, CFA and Gary M. Bradshaw. The Small Intrinsic Value Fund is a team-managed portfolio.  Mr. Eric J. Marshall, CFA serves as the lead portfolio manager of the Small Intrinsic Value Fund portfolio team, which includes Messrs. Craig Hodges, Gary Bradshaw, Chris Terry, CFA and Derek Maupin.

The following provides information regarding other accounts managed by Mr. Craig D. Hodges as of March 31, 201 6 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$1,885	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	804	$385	0	$0

The following provides information regarding other accounts managed by Mr. Eric J. Marshall as of March 31, 201 6 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	6	$1,885	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	235	$125	0	$0

Table of Contents - Statement of Additional Information

The following provides information regarding other accounts managed by Mr. Gary M. Bradshaw as of March 31, 2016:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	5	$1,671	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	213	$126,541	0	$0

The following provides information regarding other accounts managed by Mr. Chris R. Terry as of March 31, 201 6 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$96.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following provides information regarding other accounts managed by Mr. Derek R. Maupin as of March 31, 201 6 :

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$96.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$1.4	0	$0

Table of Contents - Statement of Additional Information

The portfolio managers’ compensation consists of a fixed salary that is set by industry standards.  Their salary is not based on a Fund’s performance.  However, there is the potential for the portfolio managers to receive a bonus based on increases in assets as part of their compensation.  The portfolio managers also receive half of the compensation on personal advisory accounts that they manage.  The portfolio managers do not receive deferred compensation and do not participate in a 401(k) retirement plan.

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to a Fund.  The Advisor will have no obligation to purchase or sell for a Fund, or to recommend for purchase or sale by a Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

The following indicates the beneficial ownership of each portfolio manager in the Funds as of March 31, 201 6 :

Dollar Range of Equity Securities (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001- $1,000,000, Over $1,000,000) in the:
Name of Portfolio Manager	Hodges Fund	Small Cap Fund	Small Intrinsic Value Fund	SMID Fund	Pure Contrarian Fund	Blue Chip Equity Income Fund
Craig D. Hodges	$10,001-$50,000	$100,001-$500,000	None	$10,001-$50,000	$10,001-$50,000	None
Eric J. Marshall	$10,001-$50,000	$100,001-$500,000	$100,001-$500,000	$10,001-$50,000	$1-$10,000	$10,001-$50,000
Gary M. Bradshaw	None	$100,001-$500,000	None	$50,001-$100,000	None	$100,001-$500,000
Derek R. Maupin	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000	$1-$10,000	None	None
Chris R. Terry	$10,001-$50,000	$10,001-$50,000	$100,001-$500,000	$10,001-$50,000	None	None

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s shares.

Table of Contents - Statement of Additional Information

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from each Fund, a fee based on the Fund’s current average daily net assets.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Funds and approved by the Board annually.

The table below shows the amount of administration fees paid by the Hodges Fund to USBFS for the fiscal years shown.

Hodges Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$68,080
March 31, 2015	$128,951
March 31, 2014	$146,814

The table below shows the amount of administration fees paid by the Small Cap Fund to USBFS for the fiscal years shown.

Small Cap Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$415,356
March 31, 2015	$478,269
March 31, 2014	$381,183

The table below shows the amount of administration fees paid by the Small Intrinsic Value Fund to USBFS for the fiscal years shown.

Small Intrinsic Value Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$21,044
March 31, 2015	$3,518
March 31, 2014	$213

The table below shows the amount of administration fees paid by the SMID Fund to USBFS for the fiscal years shown.

SMID Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$5,088
March 31, 2015	$2,528
March 31, 2014	$527

The table below shows the amount of administration fees paid by the Pure Contrarian Fund to USBFS for the fiscal years shown.

Pure Contrarian Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$1,942
March 31, 2015	$3,061
March 31, 2014	$5,258

Table of Contents - Statement of Additional Information

The table below shows the amount of administration fees paid by the Blue Chip Equity Income Fund to USBFS for the fiscal years shown.

Blue Chip Equity Income Fund Fiscal Year Ended,	Administration Fee Paid
March 31, 2016	$2,645
March 31, 2015	$4,531
March 31, 2014	$4,403

Custodian

U.S. Bank National Association, is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  USBFS, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

     Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreements, the Advisor determines which securities are to be purchased and sold by a Fund and which broker-dealers are eligible to execute a Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for a Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by Financial Industry Regulatory Authority (“FINRA”) and the SEC.

Table of Contents - Statement of Additional Information

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to a Fund or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for a Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or mutual funds.  In such event, the position of a Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a client’s appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

Table of Contents - Statement of Additional Information

Each Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of a Fund.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Fund for their customers.  In addition, the Advisor has in the past and expects to continue to use its affiliated broker-dealer, First Dallas Securities, Inc. (“First Dallas”) to execute a substantial portion of a Fund’s portfolio securities transactions.  All such transactions are subject to the requirement that the Advisor seek to obtain best execution for all portfolio transactions.  The Advisor has represented to the Funds that it will not execute portfolio transactions through First Dallas unless the use of First Dallas satisfies the Advisor’s duty of best execution and was in the best interest of the Fund.  The Board continually reviews the Advisor’s use of First Dallas.  The Funds paid commissions in the following amounts to First Dallas for the fiscal year ended March 31, 201 6 :

Fund	Affiliated Broker Commissions
Hodges Fund	$549,461
Small Cap Fund	$1,017,711
Small Intrinsic Value Fund	$248,258
SMID Fund	$28,840
Pure Contrarian Fund	$33,265
Blue Chip Equity Income Fund	$5,544

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Hodges Fund for the fiscal years ended March 31:

Hodges Fund	Aggregate Brokerage Commissions
2016	$718,963(1)
2015	$926,044(2)
2014	$784,208(3)

(1)	$549,461 (76.42% of the Hodges Fund’s total broker commissions) was paid to First Dallas.
(2)	$737,154 (79.60% of the Hodges Fund’s total broker commissions) was paid to First Dallas.
(3)	$645,286 (82.29% of the Hodges Fund’s total broker commissions) was paid to First Dallas.

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Small Cap Fund for the fiscal years ended March 31:

Small Cap Fund	Aggregate Brokerage Commissions
2016	$1,896,337(1)
2015	$1,916,608(2)
2014	$1,644,792(3)

(1)	$1,017,711 (53.67% of the Small Cap Fund’s total broker commissions) was paid to First Dallas.
(2)	$1,144,031 (59.69% of the Small Cap Fund’s total broker commissions) was paid to First Dallas.
(3)	$1,223,228 (74.37% of the Small Cap Fund’s total broker commissions) was paid to First Dallas.

Table of Contents - Statement of Additional Information

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Small Intrinsic Value Fund for the fiscal years ended March 31:

Small Intrinsic Value Fund	Aggregate Brokerage Commissions
2016	$329,503(1)
2015	$86,269(2)
2014	$4,371(3)

(1)	$248,258 (75.34% of the Small Intrinsic Value Fund’s total broker commissions) was paid to First Dallas.
(2)	$80,452 (93.26% of the Small Intrinsic Value Fund’s total broker commissions) was paid to First Dallas.
(3)	$4,356 (99.66% of the Small Intrinsic Value Fund’s total broker commissions) was paid to First Dallas.

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the SMID Fund for the fiscal years ended March 31:

SMID Fund	Aggregate Brokerage Commissions
2016	$31,810(1)
2015	$18,317(2)
2014	$3,346(3)

(1)	$28,840 (90.66% of the SMID Fund’s total broker commissions) was paid to First Dallas.
(2)	$16,519 (90.18% of the SMID Fund’s total broker commissions) was paid to First Dallas.
(3)	$3,316 (99.10% of the SMID Fund’s total broker commissions) was paid to First Dallas.

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Pure Contrarian Fund for the fiscal years ended March 31:

Pure Contrarian Fund	Aggregate Brokerage Commissions
2016	$38,679(1)
2015	$31,165(2)
2014	$63,957(3)

(1)	$33,265 (86.00% of the Pure Contrarian Fund’s total broker commissions) was paid to First Dallas.
(2)	$25,959 (83.30% of the Pure Contrarian Fund’s total broker commissions) was paid to First Dallas.
(3)	$58,628 (91.67% of the Pure Contrarian Fund’s total broker commissions) was paid to First Dallas.

The table below shows the amount of aggregate brokerage commissions incurred and the allocation of such fees by the Blue Chip Equity Income Fund for the fiscal years ended March 31:

Blue Chip Equity Income Fund	Aggregate Brokerage Commissions
2016	$5,824(1)
2015	$14,595(2)
2014	$6,736(3)

(1)	$5,544 (95.19% of the Blue Chip Equity Income Fund’s total broker commissions) was paid to First Dallas.
(2)	$12,555 (86.02% of the Blue Chip Equity Income Fund’s total broker commissions) was paid to First Dallas.
(3)	$5,707 (84.72% of the Blue Chip Equity Income Fund’s total broker commissions) was paid to First Dallas.

Table of Contents - Statement of Additional Information

The following was paid to firms for research, statistical or other services provided to the Advisor:

Brokerage Commissions Used for Research

Hodges Fund	$29,968
Small Cap Fund	$123,704
Small Intrinsic Value Fund	$5,143
SMID Fund	$547
Pure Contrarian Fund	$1,521
Blue Chip Equity Income Fund	$201

CAPITAL STOCK

Shares issued by each Fund have no preemptive, conversion or subscription rights.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as  separate series of the Trust, votes separately on matters affecting only each Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded on U.S. national or foreign securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Table of Contents - Statement of Additional Information

Short-term debt obligations, including short-term debt obligations having a maturity of less than 60 days, are valued at the mean evaluated price supplied by a pricing service.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of a Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of a Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in good order, as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in good order before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of a Fund.  The Trust has granted limited authority to the Advisor to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with each Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by a Fund.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

Table of Contents - Statement of Additional Information

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in good order, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder a Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither a Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, a Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. Each Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions

Net investment income generally consists of interest income and dividends received on investments, less expenses.  For the Blue Chip Equity Income Fund, dividends from net investment income are generally made at least quarterly.  For all other Funds, dividends from net investment income are generally made at least annually.  For all Funds, capital gain distributions from net profits from the sale of securities are generally made at least annually.  Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes.  However, each Fund can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level. To comply with the requirements, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that each Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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Each Fund’s ordinary income generally includes interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

For the year ended March 31, 2016, the Hodges Fund has capital loss carryforwards available for federal income tax purposes of $23,598,050 expiring in 2018 and $4,036,303 expiring in 2019.  The Small Cap Fund has unlimited short-term capital loss carryovers available for federal income tax purposes of $10,709,421. The Small Intrinsic Value Fund has unlimited short-term capital loss carryovers available for federal income tax purposes of $298,074. The Pure Contrarian Fund has unlimited short-term capital loss carryovers available for federal income tax purposes of $32,429, as well as unlimited long-term capital loss carryovers available for federal income tax purposes of $197,650. The Blue Chip Equity Fund has unlimited short-term capital loss carryovers available for federal income tax purposes of $635,397.

Distributions of net investment income and net short-term capital gains are generally taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported as qualified dividend income or as eligible for the dividends-received deduction cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified dividend income for non-corporate shareholders and the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on a Fund’s investment activities for a particular year, and therefore cannot be predicted with any certainty.  The deduction, if any, may be reduced or eliminated if a Fund’s shares held by an individual investor are held for less than 61 days, or if a Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Federal taxes on a Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder owned the Fund shares, and there is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain “wash sale” rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of a Fund’s shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Fund’s shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies a Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Non-corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status, as applicable, in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder that is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at the rate of 30% (or a lower rate reduced by treaty).

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required: (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

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The foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.

The advice herein was prepared for the Funds.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Funds’ shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

Each Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which each Fund’s Retail Class shares pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of a Fund.  Amounts paid under the Plan, by each Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Retail Class for the costs of the services provided and the expenses borne in the distribution of a Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to a Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding a Fund and providing other services to a Fund as may be required.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of a Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended March 31, 2016, the Hodges Fund incurred $650,206 in 12b-1 fees.  The allocation of those fees is shown in the table below.

Hodges Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$0	$650,206	$0	$0
*	Other Expenses consist of payments made to a third-party marketing firm.

For the fiscal year ended March 31, 2016, the Small Cap Fund incurred $3,580,770 in 12b-1 fees.  The allocation of those fees is shown in the table below.

Small Cap Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$0	$ 3,580,770	$0	$0
*	Other Expenses consist of payments made to a third-party marketing firm.

For the fiscal year ended March 31, 2016, the Small Intrinsic Value Fund incurred $200,021 in 12b-1 fees.  The allocation of those fees is shown in the table below.

Small Intrinsic Value Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$ 0	$ 200,021	$0	$0
*	Other Expenses consist of payments made to a third-party marketing firm.

For the fiscal year ended March 31, 2016, the SMID Fund incurred $44,827 in 12b-1 fees.  The allocation of those fees is shown in the table below.

SMID Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$ 0	$ 44,827	$0	$0
*	Other Expenses consist of payments made to a third-party marketing firm.

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For the fiscal year ended March 31, 2016, the Pure Contrarian Fund incurred $18,062 in 12b-1 fees.  The allocation of those fees is shown in the table below.

Pure Contrarian Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$0	$ 18,062	$0	$0
    *     Other Expenses consist of payments made to a third-party marketing firm.

For the fiscal year ended March 31, 2016, the Blue Chip Equity Income Fund incurred $32,140 in 12b-1 fees.  The allocation of those fees is shown in the table below.

Blue Chip Equity Income Fund 12b-1 Payments
Advertising and Marketing	Presentations/ Roadshows	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses*
$0	$0	$0	$0	$ 32,140	$0	$0
*	Other Expenses consist of payments made to a third-party marketing firm.

SUB-TRANSFER AGENCY EXPENSES

The Funds pay certain financial intermediaries fees for sub-transfer agency or shareholder recordkeeping services.  For the fiscal year ended March 31, 2016, the Funds paid the following amounts for sub-transfer agency services:

Hodges Fund	$184,431
Small Cap Fund	$1,500,075
Small Intrinsic Value Fund	$74,288
SMID Fund	$9,158
Pure Contrarian Fund	$1,271
Blue Chip Equity Income Fund	$2,896

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of a Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about a Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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The Advisor paid the following amounts in Support Payments to financial intermediaries for the calendar year ended December 31, 201 5 :

Organization or Entity	Dollar Amount Paid for the Calendar Year Ended December 31, 201 5
Schwab	$829,615
Fidelity	$561,862
Pershing (FundVest)	$324,378
TD Ameritrade	$69,169
E*Trade	$16,887
Financial Data Services (Merrill Lynch)	$27,081
Vanguard	$11,060
Raymond James	$9
UBS	$91,497
Total	$1,931,558

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of a Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to a Fund’s shares.

Finder’s Fees

The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

FINANCIAL STATEMENTS

The Funds’ annual report to shareholders for the fiscal year ended March 31, 201 6 , is a separate document and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A
CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

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APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(a)	(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(a)	(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

1

(vi)(B)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated May 25, 2012, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 637 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2015.

(ix)
Investment Advisory Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 637 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2015.

(x)
Investment Advisory Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)
Investment Advisory Agreement dated April 2, 2015, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 624 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2015.

(xii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

2

(xv)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xv)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xvi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xvii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xiii)(A)
Amended Schedule A dated May 23, 2016 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xix)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xix)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xx)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxi)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xxii)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

3

(xxiii)
Investment Advisory Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(v)
Distribution Agreement dated January 10, 2007, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

(vii)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(vii)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(viii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(ix)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(ix)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xi)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xii)(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

5

(xiii)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiv)
Distribution Agreement dated February 27, 2015, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xv)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xvi)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund – filed herewith.

(iii)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(iv)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(vii)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(vii)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(vii)(B)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 674 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

6

(viii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ix)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(x)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(x)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(x)(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiii)
Amendment to the Custody Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiv)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xv)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(xvi)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(i)(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund – filed herewith.

(i)(B)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

7

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 582 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2014.

(i)(F)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(G)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(H)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(i)(I)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(J)
Amendment to the Fund Administration Servicing Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(i)(K)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)(L)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(i)(M)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(i)(N)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

8

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, the Hodges Blue Chip Income Fund and the Hodges Pure Contrarian Fund – filed herewith.

(ii)(B)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(E)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(H)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

9

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund – filed herewith.

(iii)(B)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund, and the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 674 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(H)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

10

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(A)(1)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(iv)(B)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(B)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

11

(iv)(B)(5)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(iv)(C)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(D)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(E)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(F)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(F)(1)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(G)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(G)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(G)(2)
Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Funds is herein incorporated by reference from Post-Effective Amendment No. 647 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2015.

(iv)(H)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(H)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(I)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

12

(iv)(I)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(J)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(J)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(J)(2)
Amended Appendix A dated June 29, 2016 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)(J)(3)
Amended Appendix A dated June 29, 2016 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)(K)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(K)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(iv)(K)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(L)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(M)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated February 27, 2015 is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on February 27, 2015.

(iv)(N)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(N)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iv)(N)(2)
Appendix A to Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital Funds is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

13

(iv)(O)
Operating Expenses Limitation Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(O)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(ii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

14

(viii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(viii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(x)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(x)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xi)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xi)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xi)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xii)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiii)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xiii)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

15

(xiv)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xiv)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xiv)(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xiv)(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xv)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xv)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xvi)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xvi)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xvii)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xvii)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xviii)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xviii)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xix)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xix)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xx)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

16

(xx)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxi)
Opinion of Counsel dated July 29, 2015 by Sullivan & Worcester LLP for the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xxi)(A)
Consent of Counsel dated July 29, 2015 by Paul Hastings LLP for the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

17

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(x)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 23, 2016, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(vii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(viii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

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(ix)
Rule 18f-3 Plan dated November 12, 2013, revised February 27, 2015 adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(x)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 639 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on July 24, 2015.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC in herein incorporated by reference from Post-Effective Amendment No. 674 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 624 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2015.

(v)
Code of Ethics for Tygh Capital Management, Inc. dated August 2015 is herein incorporated by reference from Post-Effective Amendment No. 657 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2016.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2014) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(vii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 671 to the Trust’s Registration Statement on Form N-1A filed with the SEC on April 29, 2016.

(viii)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(x)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(xi)
Revised Code of Ethics for Boston Common Asset Management, LLC dated September 2015 is herein incorporated by reference from Post-Effective Amendment No. 656 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 28, 2016.

(xii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(xiii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xiv)
Revised Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

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(xv)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(xvi)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xvii)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 661 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xviii)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xix)
Code of Ethics for Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

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(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Principal Underwriter of BP Capital Funds:

(a) With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AdvisorShares Trust	American Beacon Funds
American Beacon Select Funds	Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Bridgeway Funds, Inc.	Broadmark Funds
Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust	Direxion Shares ETF Trust
Exchange Traded Concepts Trust II	FlexShares Trust
Forum Funds	Forum Funds II
FQF Trust	FSI Low Beta Absolute Return Fund
Gottex Multi-Alternatives Fund - I	Gottex Multi-Alternatives Fund - II
Gottex Multi-Asset Endowment Fund - I	Gottex Multi-Asset Endowment Fund – II
Gottex Trust	Henderson Global Funds
Infinity Core Alternative Fund	Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Manor Investment Funds	Nomura Partners Funds, Inc.
Outlook Funds Trust	Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Fund	Pine Grove Alternative Institutional Fund

22

Plan Investment Fund, Inc.	PMC Funds, Series of Trust for Professional Managers
Precidian ETFs Trust	Quaker Investment Trust
Renaissance Capital Greenwich Funds	RevenueShares ETF Trust
Salient MF Trust	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
Sound Shore Fund, Inc.	Steben Select Multi-Strategy Fund
The Roxbury Funds	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
Turner Funds	Wintergreen Fund, Inc.

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

23

Records Relating to:	Are located at:
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital TwinLine MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DSM Capital Partners LLC 7111 Fairway Drive, Suite 350 Palm Beach Gardens, Florida 33418
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130

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Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

25

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 680 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 28th day of July, 2016.

Professionally Managed Portfolios By: /s/ Elaine E. Richards Elaine E. Richards President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 680 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	July 28, 2016
Dorothy A. Berry

Wallace L. Cook*	Trustee	July 28, 2016
Wallace L. Cook

Eric W. Falkeis*	Trustee	July 28, 2016
Eric W. Falkeis

Carl A. Froebel*	Trustee	July 28, 2016
Carl A. Froebel

Steven J. Paggioli*	Trustee	July 28, 2016
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	July 28, 2016
Elaine E. Richards	Executive Officer

/s/ Eric C. VanAndel	Treasurer and Principal	July 28, 2016
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		July 28, 2016
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

26

EXHIBIT INDEX

Exhibit Number	Description
(g)(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund

(h)(i)(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund

(h)(ii)(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, the Hodges Blue Chip Income Fund and the Hodges Pure Contrarian Fund

(h)(iii)(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund

(j)(i)	Consent of Independent Registered Public Accounting Firm

27